UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813066.104

AFR-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 79.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
BE Aerospace, Inc. Tranche B, term loan 5.7802% 7/28/14 (d)	$ 3,980	$ 3,662
Hexcel Corp. term loan 4.7032% 4/1/12 (d)	1,990	1,831
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.91% 9/30/13 (d)	14,692	12,929
TransDigm, Inc. term loan 3.4975% 6/23/13 (d)	13,340	11,606
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.66% 9/29/13 (d)	4,576	3,661
		33,689
Automotive - 2.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.3643% 12/27/14 (d)	1,324	616
Tranche C, term loan 2.3017% 12/27/15 (d)	676	314
Ford Motor Co. term loan 5% 12/15/13 (d)	17,934	6,456
Lear Corp. term loan 3.4071% 4/25/12 (d)	997	439
Navistar International Corp.:
term loan 3.6594% 1/19/12 (d)	11,000	7,810
Credit-Linked Deposit 4.0857% 1/19/12 (d)	4,000	2,840
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (d)	3,868	2,669
Rexnord Corp. Tranche B, term loan 3.335% 7/19/13 (d)	1,989	1,492
Tenneco, Inc. Credit-Linked Deposit 3.43% 3/16/14 (d)	6,000	3,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.14% 4/30/14 (d)	29,000	21,460
Visteon Corp. term loan 4.426% 6/13/13 (d)	4,000	880
		47,976
Broadcasting - 2.0%
Citadel Broadcasting Corp. Tranche B, term loan 2.1728% 6/12/14 (d)	6,000	2,460
Entravision Communication Corp. term loan 2.94% 3/29/13 (d)	661	476
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (d)	1,995	998
Nexstar Broadcasting, Inc. Tranche B, term loan 3.2088% 10/1/12 (d)	17,535	10,170
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp. term loan 8.0025% 1/15/12 (d)	$ 4,000	$ 1,480
Raycom Media, Inc. Tranche B, term loan 1.9375% 6/25/14 (d)	6,430	4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (d)	40,000	21,000
VNU, Inc. term loan 3.8835% 8/9/13 (d)	5,000	4,038
		45,123
Cable TV - 9.2%
Cequel Communications LLC Tranche 1LN, term loan 2.5745% 11/5/13 (d)	2,000	1,420
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	5,963	5,217
Tranche B 1LN, term loan 3.4421% 3/6/14 (d)	75,300	57,228
CSC Holdings, Inc. Tranche B, term loan 2.0831% 3/31/13 (d)	72,585	65,326
DIRECTV Holdings LLC:
Tranche B, term loan 1.9094% 4/13/13 (d)	33,459	30,782
Tranche C, term loan 5.25% 4/13/13 (d)	3,980	3,841
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (d)	22,744	19,901
Insight Midwest Holdings LLC Tranche B, term loan 2.45% 4/6/14 (d)	6,750	5,198
San Juan Cable, Inc. Tranche 1, term loan 4.21% 10/31/12 (d)	4,719	3,209
UPC Broadband Holding BV Tranche N1, term loan 2.1975% 12/31/14 (d)	22,008	17,606
		209,728
Capital Goods - 4.2%
Amsted Industries, Inc.:
term loan 6.6746% 4/5/13 (d)	4,702	3,198
Tranche DD, term loan 4.1422% 4/5/13 (d)	3,052	2,075
Ashtead Group PLC term loan 2.1875% 8/31/11 (d)	2,718	2,147
Baldor Electric Co. term loan 2.5573% 1/31/14 (d)	5,993	5,244
Bucyrus International, Inc. Tranche B, term loan 3.0211% 5/4/14 (d)	10,214	8,478
Chart Industries, Inc. Tranche B, term loan 2.4375% 10/17/12 (d)	2,806	2,385
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Dresser, Inc. Tranche B 1LN, term loan 4.4066% 5/4/14 (d)	$ 26,319	$ 19,015
EnergySolutions, Inc.:
Credit-Linked Deposit 2.64% 6/7/13 (d)	231	199
term loan 4.15% 6/7/13 (d)	5,235	4,502
Flowserve Corp. term loan 2.9943% 8/10/12 (d)	32,259	29,033
Hexcel Corp. Tranche B, term loan 4.4805% 3/1/12 (d)	2,390	2,080
Polypore, Inc. Tranche B, term loan 2.45% 7/3/14 (d)	3,940	2,679
Rexnord Corp. Tranche B A0, term loan 2.9375% 7/19/13 (d)	2,915	2,245
Sensus Metering Systems, Inc. Tranche B term loan 3.1319% 12/17/10 (d)	1,585	1,410
Terex Corp. term loan 3.2088% 7/14/13 (d)	13,660	11,611
		96,301
Chemicals - 5.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9475% 4/2/13 (d)	5,526	3,592
term loan 2.935% 4/2/14 (d)	30,421	24,945
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (d)	6,453	3,227
Huntsman International LLC Tranche B, term loan 2.1613% 4/19/14 (d)	17,527	12,620
INEOS US Finance:
Tranche B, term loan 8.2023% 12/16/13 (d)	3,546	1,259
Tranche C, term loan 8.7023% 12/16/14 (d)	3,546	1,259
Innophos, Inc. Tranche B, term loan 3.4094% 8/13/10 (d)	6,555	6,194
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (d)	22,000	22,000
MacDermid, Inc. Tranche B, term loan 2.4094% 4/12/14 (d)	2,269	1,248
Momentive Performance Materials, Inc. Tranche B1, term loan 2.6875% 12/4/13 (d)	5,720	4,176
Nalco Co. Tranche B, term loan 3.3003% 11/4/10 (d)	28,152	26,604
Rockwood Specialties Group, Inc. Tranche E, term loan 1.9094% 7/30/12 (d)	9,158	8,151
Solutia, Inc. term loan 8.5% 2/28/14 (d)	2,933	1,965
		117,240
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.3%
Jostens IH Corp. Tranche C, term loan 2.4475% 12/21/11 (d)	$ 1,366	$ 1,161
Sealy Mattress Co. Tranche E, term loan 4.9363% 8/25/12 (d)	4,877	3,170
Weight Watchers International, Inc. Tranche B, term loan 2.3457% 1/26/14 (d)	1,901	1,616
		5,947
Containers - 2.7%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (d)	4,743	3,984
BWAY Corp. Tranche B, term loan 3.6062% 7/17/13 (d)	1,908	1,527
Crown Holdings, Inc.:
term loan B 2.945% 11/15/12 (d)	15,035	12,629
Tranche B, term loan 2.945% 11/15/12 (d)	9,501	7,981
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8331% 6/14/13 (d)	28,122	24,747
Solo Cup Co. Tranche B1, term loan 5.0763% 2/27/11 (d)	12,085	10,755
		61,623
Diversified Financial Services - 0.7%
Ameritrade Holding Corp. Tranche B, term loan 1.83% 1/23/13 (d)	6,753	6,281
Clear Channel Capital I LLC Tranche B, term loan 4.0613% 1/29/16 (d)	10,000	4,800
Nuveen Investments, Inc. term loan 3.7751% 11/13/14 (d)	5,453	2,590
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (d)	195	170
Credit-Linked Deposit 3.4588% 12/15/13 (d)	623	542
Tranche 1LN, term loan 2.4094% 12/15/13 (d)	1,857	1,616
Tranche 2LN, term loan 5.7088% 12/15/14 (d)	825	512
		16,511
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 2% 3/31/14 (d)	7,650	6,885
LBI Media, Inc. Tranche B, term loan 1.9094% 3/31/12 (d)	2,237	1,007
Thomson Media, Inc. Tranche B1, term loan 6.46% 11/8/11 (d)	969	504
		8,396
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 8.2%
AES Corp. term loan 5.0813% 8/10/11 (d)	$ 11,482	$ 10,334
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4094% 3/30/12 (d)	1,471	883
term loan 4.4588% 3/30/14 (d)	10,097	6,058
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (d)	14,266	10,842
Covanta Energy Corp.:
term loan 3.2101% 2/9/14 (d)	5,922	5,271
Credit-Linked Deposit 2.925% 2/9/14 (d)	2,967	2,641
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.91% 4/2/13 (d)	32,021	27,058
Tranche B, term loan 1.91% 4/2/13 (d)	2,945	2,489
Energy Investors Funds term loan 2.0831% 4/11/14 (d)	2,760	2,180
MACH Gen LLC Credit-Linked Deposit 3.4675% 2/22/13 (d)	182	135
Mirant North America LLC term loan 2.1594% 1/3/13 (d)	19,322	17,390
NRG Energy, Inc.:
term loan 2.6602% 2/1/13 (d)	41,435	38,120
Credit-Linked Deposit 2.8588% 2/1/13 (d)	24,612	22,643
NSG Holdings LLC:
term loan 3.5% 6/15/14 (d)	1,562	1,281
Credit-Linked Deposit 3.5% 6/15/14 (d)	247	203
Reliant Energy, Inc. Credit-Linked Deposit 2.1775% 6/30/14 (d)	10,150	7,816
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9063% 10/10/14 (d)	9,915	6,915
Tranche B2, term loan 4.7518% 10/10/14 (d)	13,755	9,594
Tranche B3, term loan 3.9063% 10/10/14 (d)	22,301	15,555
		187,408
Energy - 1.4%
Alon Refining Krotz Springs, Inc. term loan 11.75% 7/3/14 (d)	4,000	1,200
Alon USA, Inc. term loan 3.2218% 8/4/13 (d)	1,892	757
Citgo Petroleum Corp. Tranche B, term loan 1.7844% 11/15/12 (d)	11,584	7,530
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5% 12/28/10 (d)	$ 486	$ 336
Tranche D, term loan 8.5% 12/28/13 (d)	1,567	1,081
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (d)	6,445	5,543
MEG Energy Corp.:
term loan 3.46% 4/3/13 (d)	1,443	779
Tranche DD, term loan 3.46% 4/3/13 (d)	1,471	794
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 4.125% 11/1/13 (d)	4,375	3,500
Tranche B, Credit-Linked Deposit 3.85% 11/1/13 (d)	564	451
Petroleum Geo-Services ASA term loan 3.21% 6/29/15 (d)	934	649
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (d)	1,870	1,421
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.4588% 10/31/12 (d)	2,505	1,678
term loan 5.9298% 10/31/12 (d)	4,360	2,921
Western Refining, Inc. term loan 9.25% 5/30/14 (d)	7,308	4,019
		32,659
Entertainment/Film - 0.3%
MGM Holdings II, Inc.:
term loan 4.7088% 4/8/12 (d)	995	438
Tranche B, term loan 4.2166% 4/8/12 (d)	9,093	4,001
Zuffa LLC term loan 2.4375% 6/19/15 (d)	2,925	1,989
		6,428
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.37% 3/30/14 (d)	463	287
Food and Drug Retail - 0.8%
GNC Corp. term loan 3.7064% 9/16/13 (d)	2,913	1,864
Rite Aid Corp. Tranche ABL, term loan 2.1432% 6/4/14 (d)	4,436	2,861
SUPERVALU, Inc. Tranche B, term loan 1.6563% 6/2/12 (d)	14,399	12,887
		17,612
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 2.8%
Constellation Brands, Inc. Tranche B, term loan 3.2761% 6/5/13 (d)	$ 30,990	$ 28,820
Dean Foods Co. Tranche B, term loan 2.949% 4/2/14 (d)	19,678	17,513
Del Monte Corp. Tranche B, term loan 2.3357% 2/8/12 (d)	7,801	7,294
Herbalife International, Inc. term loan 2.96% 7/21/13 (d)	1,692	1,184
Michael Foods, Inc. Tranche B, term loan 3.8845% 11/21/10 (d)	1,809	1,628
Reddy Ice Group, Inc. term loan 2.0925% 8/12/12 (d)	2,000	1,000
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (d)	5,715	5,544
		62,983
Gaming - 1.8%
Ameristar Casinos, Inc. term loan 2.4113% 11/10/12 (d)	4,874	3,022
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (d)	1,578	1,231
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.2457% 2/16/14 (d)	1,749	717
Harrah's Entertainment, Inc.:
Tranche B2, term loan 4.1601% 1/28/15 (d)	2,978	1,839
Tranche B3, term loan 4.2589% 1/28/15 (d)	2,995	1,842
Penn National Gaming, Inc. Tranche B, term loan 2.7729% 10/3/12 (d)	16,018	14,416
Town Sports International LLC term loan 2.25% 2/27/14 (d)	2,925	1,404
Tropicana Entertainment term loan 4.5% 7/3/49 (d)	4,865	1,703
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (d)	4,203	2,396
2.66% 5/26/13 (d)	3,803	2,168
Venetian Macau US Finance, Inc. Tranche B, term loan 2.66% 5/25/13 (d)	5,000	2,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.215% 8/15/13 (d)	9,180	6,518
		40,106
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.1729% 2/7/12 (d)	$ 6,228	$ 5,481
Bausch & Lomb, Inc. term loan:
3.4253% 4/26/15 (f)	2,000	1,640
4.7088% 4/26/15 (d)	7,920	6,494
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (d)	76,853	64,941
Tranche DD, term loan 2.9479% 7/25/14 (d)	3,932	3,322
DaVita, Inc. Tranche B1, term loan 2.325% 10/5/12 (d)	32,257	29,676
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	4,549	4,367
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	2,451	2,353
Tranche B, term loan 2.8501% 3/31/13 (d)	21,879	19,801
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (d)	101,864	84,289
Health Management Associates, Inc. Tranche B, term loan 3.2088% 2/28/14 (d)	24	17
HealthSouth Corp. term loan 4.4926% 3/10/13 (d)	8,799	7,743
Hologic, Inc. Tranche B, term loan 3.6875% 3/31/13 (d)	1,016	914
IASIS Healthcare Corp.:
term loan 2.4094% 3/15/14 (d)	4,493	3,819
Credit-Linked Deposit 2.4194% 3/15/14 (d)	417	355
Tranche DD, term loan 2.4094% 3/15/14 (d)	1,557	1,324
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 2.8429% 6/26/14 (d)	10,901	9,266
LifePoint Hospitals, Inc. Tranche B, term loan 3.8213% 4/15/12 (d)	10,298	9,217
Mylan, Inc. Tranche B, term loan 4.5358% 10/2/14 (d)	3,000	2,745
National Renal Institutes, Inc. term loan 6.4931% 3/31/13 (d)	3,216	1,769
Psychiatric Solutions, Inc. term loan 2.1662% 7/1/12 (d)	12,183	10,874
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (d)	3,838	2,437
Renal Advantage, Inc. Tranche B, term loan 4.4963% 9/30/12 (d)	4,225	3,338
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.7143% 6/15/12 (d)	3,860	3,049
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.4588% 4/19/13 (d)	966	772
Tranche B, term loan 3.5967% 4/19/14 (d)	4,752	3,801
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Team Health, Inc. term loan 3.9661% 11/22/12 (d)	$ 2,148	$ 1,504
U.S. Oncology, Inc. Tranche B, term loan 5.756% 8/20/11 (d)	4,079	3,631
Vanguard Health Holding Co. I, LLC term loan 3.2725% 9/23/11 (d)	2,660	2,288
VCA Antech, Inc. term loan 1.9375% 5/16/11 (d)	3,930	3,537
Vicar Operating, Inc. term loan 1.9375% 5/16/11 (d)	10,640	9,576
VWR Funding, Inc. term loan 2.9094% 6/29/14 (d)	4,000	2,920
		307,260
Homebuilding/Real Estate - 0.2%
CB Richard Ellis Group, Inc. Tranche B, term loan 1.8338% 12/20/13 (d)	2,903	1,742
General Growth Properties, Inc. Tranche A1, term loan 1.66% 2/24/10 (d)	1,028	241
LandSource Communities Development LLC Tranche 1LN, revolver loan 5.893% 5/31/09 (f)	3,000	2,550
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (d)	2,765	470
		5,003
Leisure - 0.6%
Six Flags, Inc. Tranche B, term loan 2.922% 4/30/15 (d)	2,962	2,074
Universal City Development Partners Ltd. term loan 6% 6/9/11 (d)	13,741	12,505
		14,579
Metals/Mining - 1.1%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 3% 10/26/12 (d)	13,999	12,599
Compass Minerals Tranche B, term loan 2.483% 12/22/12 (d)	8,918	8,026
Novelis Corp. term loan 3.46% 7/6/14 (d)	4,893	3,033
Oxbow Carbon LLC:
Tranche B, term loan 2.8068% 5/8/14 (d)	1,701	1,157
Tranche DD, term loan 2.4094% 5/8/14 (d)	152	104
		24,919
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - 3.5%
Boise Paper Holdings LLC Tranche B 1LN, term loan 5.75% 2/22/14 (d)	$ 1,985	$ 1,628
Domtar Corp. Tranche B, term loan 1.7956% 3/7/14 (d)	1,904	1,618
Georgia-Pacific Corp.:
term loan 3.2342% 12/20/12 (d)	13,152	11,377
Tranche B1, term loan 4.1016% 12/20/12 (d)	45,792	39,610
Graphic Packaging International, Inc. Tranche B, term loan 3.092% 5/16/14 (d)	2,000	1,670
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.4125% 11/1/10 (d)	7,468	5,078
Tranche B, term loan 3.7795% 11/1/11 (d)	7,429	5,052
Tranche C, term loan 3.8576% 11/1/11 (d)	11,634	7,911
Tranche C1, term loan 2.5% 11/1/11 (d)	2,704	1,839
Verso Paper Holdings LLC Tranche B, term loan 3.25% 8/1/13 (d)	5,339	3,737
White Birch Paper Co. Tranche 1LN, term loan 4.21% 5/8/14 (d)	1,990	696
		80,216
Publishing/Printing - 1.6%
Cenveo Corp.:
term loan 3.275% 6/21/13 (d)	2,510	1,506
Tranche DD, term loan 3.275% 6/21/13 (d)	107	64
Dex Media East LLC Tranche B, term loan 4.4047% 10/24/14 (d)	10,973	4,938
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 4.4088% 6/12/14 (d)	7,000	3,710
Idearc, Inc. term loan 3.4153% 11/17/14 (d)	10,533	3,581
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	13,977	8,945
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (d)	5,426	3,473
Thomson Learning, Inc. term loan 2.91% 7/5/14 (d)	9,995	7,546
Yell Group PLC Tranche B1, term loan 3.4094% 2/10/13 (d)	3,200	1,856
		35,619
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.8892% 4/28/13 (d)	15,578	13,708
Tranche C, term loan 2.6274% 4/28/13 (d)	2,955	2,571
		16,279
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.2%
Burger King Corp. Tranche B1, term loan 3% 6/30/12 (d)	$ 3,018	$ 2,837
Del Taco Tranche B, term loan 10.25% 3/29/13 (d)	2,658	930
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.0592% 6/14/13 (d)	100	48
term loan 2.6875% 6/14/14 (d)	1,540	743
		4,558
Services - 2.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (d)	2,031	1,762
term loan 3.3338% 1/26/14 (d)	32,208	27,940
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.7454% 2/7/14 (d)	2,713	1,492
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.4994% 5/28/15 (d)	2,696	1,726
Coinmach Service Corp. Tranche B, term loan 5.22% 11/20/14 (d)	3,970	2,868
Iron Mountain, Inc. term loan 3.7188% 4/16/14 (d)	9,850	8,964
RSC Equipment Rental term loan 2.1611% 11/30/12 (d)	1,943	1,515
		46,267
Specialty Retailing - 0.2%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (d)	2,838	1,731
Toys 'R' US, Inc. term loan 3.4475% 12/8/09 (d)	4,640	1,995
		3,726
Super Retail - 0.6%
Dollar General Corp. Tranche B1, term loan 3.5429% 7/6/14 (d)	2,000	1,690
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (d)	4,890	2,470
J. Crew Group, Inc. term loan 2.1875% 5/15/13 (d)	3,407	2,827
PETCO Animal Supplies, Inc. term loan 3.546% 10/26/13 (d)	7,746	6,197
		13,184
Technology - 3.0%
Affiliated Computer Services, Inc.:
term loan 2.4013% 3/20/13 (d)	13,930	12,885
Tranche B2, term loan 2.4029% 3/20/13 (d)	10,765	9,958
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Flextronics International Ltd. Tranche B-B, term loan 3.685% 10/1/12 (d)	$ 4,938	$ 3,456
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (d)	9,480	4,882
Global Tel*Link Corp.:
term loan 4.4056% 2/14/13 (d)	1,432	1,189
Credit-Linked Deposit 4.9588% 2/14/13 (d)	435	361
Itron, Inc. term loan 2.16% 4/18/14 (d)	1,497	1,317
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (d)	890	606
Tranche 2LN, term loan 7.2088% 6/11/15 (d)	2,000	900
ON Semiconductor Corp. term loan 2.1594% 9/6/13 (d)	2,651	1,802
Open Text Corp. term loan 2.6613% 10/2/13 (d)	3,503	3,012
SunGard Data Systems, Inc.:
term loan 3.7072% 2/28/14 (d)	29,727	23,187
Tranche C, term loan 6.75% 2/28/14 (d)	1,995	1,796
Verifone, Inc. Tranche B, term loan 3.16% 10/31/13 (d)	4,140	3,105
		68,456
Telecommunications - 8.1%
Asurion Corp. Tranche 1LN, term loan 4.3253% 7/3/14 (d)	2,000	1,465
Centennial Cellular Operating Co. LLC term loan 3.5117% 2/9/11 (d)	20,835	20,418
Cincinnati Bell, Inc. Tranche B, term loan 3.6914% 8/31/12 (d)	6,728	6,004
Crown Castle International Corp. Tranche B, term loan 5.3763% 3/6/14 (d)	6,828	5,804
Digicel International Finance Ltd. term loan 4% 3/30/12 (d)	4,000	3,320
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (d)	5,000	3,625
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (d)	29,000	26,245
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (d)	13,792	12,689
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (d)	12,000	8,760
MetroPCS Wireless, Inc. Tranche B, term loan 4.4858% 11/3/13 (d)	2,997	2,615
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B1, term loan 2.66% 8/24/11 (d)	$ 3,700	$ 3,330
PanAmSat Corp.:
Tranche B2 A, term loan 3.925% 1/3/14 (d)	9,796	8,425
Tranche B2 B, term loan 3.925% 1/3/14 (d)	9,793	8,422
Tranche B2 C, term loan 3.925% 1/3/14 (d)	9,793	8,422
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	37,600	36,472
Telesat Holding, Inc. term loan:
4.3143% 10/31/14 (d)	1,842	1,492
4.46% 10/31/14 (d)	158	128
Time Warner Telecom, Inc. Tranche B, term loan 3.0029% 1/7/13 (d)	2,920	2,482
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.885% 5/26/13 (d)	4,000	3,400
Tranche C, term loan 6.635% 5/26/14 (d)	4,000	3,400
Windstream Corp. Tranche B1, term loan 2.5894% 7/17/13 (d)	18,287	16,824
		183,742
Textiles & Apparel - 0.6%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.19% 9/5/13 (d)	11,538	10,557
Levi Strauss & Co. term loan 2.5831% 4/4/14 (d)	3,000	1,710
William Carter Co. term loan 2.0253% 6/29/12 (d)	1,812	1,558
		13,825
TOTAL FLOATING RATE LOANS (Cost $2,207,210)		1,807,650
Nonconvertible Bonds - 3.8%

Automotive - 0.3%
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (d)	5,000	4,750
7.375% 10/28/09	1,000	890
General Motors Acceptance Corp. 4.4025% 12/1/14 (d)	2,000	960
		6,600
Banks and Thrifts - 0.1%
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications) (c)	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.3%
Cablevision Systems Corp. 8.3338% 4/1/09 (d)	$ 4,000	$ 4,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	1,970
		5,990
Capital Goods - 0.0%
Esco Corp. 5.8713% 12/15/13 (c)(d)	2,000	1,300
Containers - 0.1%
Berry Plastics Corp. 5.8444% 2/15/15 (d)	3,000	2,175
Electric Utilities - 0.7%
Energy Future Holdings 10.875% 11/1/17	8,000	6,400
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,595
Reliant Energy, Inc. 6.75% 12/15/14	2,000	1,840
		16,835
Energy - 0.4%
Pemex Project Funding Master Trust 3.2963% 6/15/10 (c)(d)	3,000	2,910
SandRidge Energy, Inc. 5.06% 4/1/14 (d)	8,000	5,000
Tennessee Gas Pipeline Co. 8% 2/1/16 (c)	2,415	2,397
		10,307
Healthcare - 0.1%
Elan Finance PLC/Elan Finance Corp. 6.1488% 11/15/11 (d)	2,510	1,857
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09	2,000	720
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)	2,000	680
		1,400
Metals/Mining - 1.0%
FMG Finance Property Ltd. 6.2025% 9/1/11 (c)(d)	8,000	5,720
Freeport-McMoRan Copper & Gold, Inc. 7.0838% 4/1/15 (d)	24,000	16,200
		21,920
Technology - 0.0%
Freescale Semiconductor, Inc. 5.8713% 12/15/14 (d)	2,000	300
NXP BV 3.8444% 10/15/13 (d)	1,550	341
		641
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.7%
Centennial Communications Corp. 7.2088% 1/1/13 (d)	$ 2,000	$ 1,980
IPCS, Inc. 5.3175% 5/1/13 (d)	3,000	2,130
Level 3 Financing, Inc. 6.845% 2/15/15 (d)	3,000	1,545
Qwest Corp.:
5.2463% 6/15/13 (d)	2,000	1,710
7.875% 9/1/11	4,000	3,960
8.875% 3/15/12	3,000	2,985
Verizon Wireless Capital LLC 5.55% 2/1/14 (c)	2,000	2,001
		16,311
TOTAL NONCONVERTIBLE BONDS (Cost $108,347)		87,331
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	153
Money Market Funds - 19.7%

Fidelity Cash Central Fund, 0.78% (b)	448,036,692	448,037
Fidelity Money Market Central Fund, 1.73% (b)	47	0
TOTAL MONEY MARKET FUNDS (Cost $448,037)		448,037
Cash Equivalents - 1.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $42,760)	$ 42,761	42,760
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $2,806,702)		2,385,931
NET OTHER ASSETS - (4.8)%		(110,038)
NET ASSETS - 100%		$ 2,275,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,003,000 or 0.7% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,926,000 and $1,613,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$42,760,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 31,662
UBS Securities LLC	11,098
$ 42,760
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 719
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,385,931	$ 448,190	$ 1,937,237	$ 504
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(115)
Cost of Purchases	-
Proceeds of Sales	(3)
Amortization/Accretion	-
Transfer in/out of Level 3	622
Ending Balance	$ 504

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,806,214,000. Net unrealized depreciation aggregated $420,283,000, of which $5,395,000 related to appreciated investment securities and $425,678,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

January 31, 2009

1.813257.104

FHI-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 79.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.5%
BE Aerospace, Inc. Tranche B, term loan 5.7802% 7/28/14 (d)	$ 3,980	$ 3,662
Hexcel Corp. term loan 4.7032% 4/1/12 (d)	1,990	1,831
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.91% 9/30/13 (d)	14,692	12,929
TransDigm, Inc. term loan 3.4975% 6/23/13 (d)	13,340	11,606
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.66% 9/29/13 (d)	4,576	3,661
		33,689
Automotive - 2.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.3643% 12/27/14 (d)	1,324	616
Tranche C, term loan 2.3017% 12/27/15 (d)	676	314
Ford Motor Co. term loan 5% 12/15/13 (d)	17,934	6,456
Lear Corp. term loan 3.4071% 4/25/12 (d)	997	439
Navistar International Corp.:
term loan 3.6594% 1/19/12 (d)	11,000	7,810
Credit-Linked Deposit 4.0857% 1/19/12 (d)	4,000	2,840
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (d)	3,868	2,669
Rexnord Corp. Tranche B, term loan 3.335% 7/19/13 (d)	1,989	1,492
Tenneco, Inc. Credit-Linked Deposit 3.43% 3/16/14 (d)	6,000	3,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.14% 4/30/14 (d)	29,000	21,460
Visteon Corp. term loan 4.426% 6/13/13 (d)	4,000	880
		47,976
Broadcasting - 2.0%
Citadel Broadcasting Corp. Tranche B, term loan 2.1728% 6/12/14 (d)	6,000	2,460
Entravision Communication Corp. term loan 2.94% 3/29/13 (d)	661	476
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (d)	1,995	998
Nexstar Broadcasting, Inc. Tranche B, term loan 3.2088% 10/1/12 (d)	17,535	10,170
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Paxson Communications Corp. term loan 8.0025% 1/15/12 (d)	$ 4,000	$ 1,480
Raycom Media, Inc. Tranche B, term loan 1.9375% 6/25/14 (d)	6,430	4,501
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (d)	40,000	21,000
VNU, Inc. term loan 3.8835% 8/9/13 (d)	5,000	4,038
		45,123
Cable TV - 9.2%
Cequel Communications LLC Tranche 1LN, term loan 2.5745% 11/5/13 (d)	2,000	1,420
Charter Communications Operating LLC:
term loan 8.5% 3/6/14 (d)	5,963	5,217
Tranche B 1LN, term loan 3.4421% 3/6/14 (d)	75,300	57,228
CSC Holdings, Inc. Tranche B, term loan 2.0831% 3/31/13 (d)	72,585	65,326
DIRECTV Holdings LLC:
Tranche B, term loan 1.9094% 4/13/13 (d)	33,459	30,782
Tranche C, term loan 5.25% 4/13/13 (d)	3,980	3,841
Discovery Communications, Inc. term loan 3.4588% 5/14/14 (d)	22,744	19,901
Insight Midwest Holdings LLC Tranche B, term loan 2.45% 4/6/14 (d)	6,750	5,198
San Juan Cable, Inc. Tranche 1, term loan 4.21% 10/31/12 (d)	4,719	3,209
UPC Broadband Holding BV Tranche N1, term loan 2.1975% 12/31/14 (d)	22,008	17,606
		209,728
Capital Goods - 4.2%
Amsted Industries, Inc.:
term loan 6.6746% 4/5/13 (d)	4,702	3,198
Tranche DD, term loan 4.1422% 4/5/13 (d)	3,052	2,075
Ashtead Group PLC term loan 2.1875% 8/31/11 (d)	2,718	2,147
Baldor Electric Co. term loan 2.5573% 1/31/14 (d)	5,993	5,244
Bucyrus International, Inc. Tranche B, term loan 3.0211% 5/4/14 (d)	10,214	8,478
Chart Industries, Inc. Tranche B, term loan 2.4375% 10/17/12 (d)	2,806	2,385
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Dresser, Inc. Tranche B 1LN, term loan 4.4066% 5/4/14 (d)	$ 26,319	$ 19,015
EnergySolutions, Inc.:
Credit-Linked Deposit 2.64% 6/7/13 (d)	231	199
term loan 4.15% 6/7/13 (d)	5,235	4,502
Flowserve Corp. term loan 2.9943% 8/10/12 (d)	32,259	29,033
Hexcel Corp. Tranche B, term loan 4.4805% 3/1/12 (d)	2,390	2,080
Polypore, Inc. Tranche B, term loan 2.45% 7/3/14 (d)	3,940	2,679
Rexnord Corp. Tranche B A0, term loan 2.9375% 7/19/13 (d)	2,915	2,245
Sensus Metering Systems, Inc. Tranche B term loan 3.1319% 12/17/10 (d)	1,585	1,410
Terex Corp. term loan 3.2088% 7/14/13 (d)	13,660	11,611
		96,301
Chemicals - 5.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9475% 4/2/13 (d)	5,526	3,592
term loan 2.935% 4/2/14 (d)	30,421	24,945
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (d)	6,453	3,227
Huntsman International LLC Tranche B, term loan 2.1613% 4/19/14 (d)	17,527	12,620
INEOS US Finance:
Tranche B, term loan 8.2023% 12/16/13 (d)	3,546	1,259
Tranche C, term loan 8.7023% 12/16/14 (d)	3,546	1,259
Innophos, Inc. Tranche B, term loan 3.4094% 8/13/10 (d)	6,555	6,194
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (d)	22,000	22,000
MacDermid, Inc. Tranche B, term loan 2.4094% 4/12/14 (d)	2,269	1,248
Momentive Performance Materials, Inc. Tranche B1, term loan 2.6875% 12/4/13 (d)	5,720	4,176
Nalco Co. Tranche B, term loan 3.3003% 11/4/10 (d)	28,152	26,604
Rockwood Specialties Group, Inc. Tranche E, term loan 1.9094% 7/30/12 (d)	9,158	8,151
Solutia, Inc. term loan 8.5% 2/28/14 (d)	2,933	1,965
		117,240
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.3%
Jostens IH Corp. Tranche C, term loan 2.4475% 12/21/11 (d)	$ 1,366	$ 1,161
Sealy Mattress Co. Tranche E, term loan 4.9363% 8/25/12 (d)	4,877	3,170
Weight Watchers International, Inc. Tranche B, term loan 2.3457% 1/26/14 (d)	1,901	1,616
		5,947
Containers - 2.7%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (d)	4,743	3,984
BWAY Corp. Tranche B, term loan 3.6062% 7/17/13 (d)	1,908	1,527
Crown Holdings, Inc.:
term loan B 2.945% 11/15/12 (d)	15,035	12,629
Tranche B, term loan 2.945% 11/15/12 (d)	9,501	7,981
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8331% 6/14/13 (d)	28,122	24,747
Solo Cup Co. Tranche B1, term loan 5.0763% 2/27/11 (d)	12,085	10,755
		61,623
Diversified Financial Services - 0.7%
Ameritrade Holding Corp. Tranche B, term loan 1.83% 1/23/13 (d)	6,753	6,281
Clear Channel Capital I LLC Tranche B, term loan 4.0613% 1/29/16 (d)	10,000	4,800
Nuveen Investments, Inc. term loan 3.7751% 11/13/14 (d)	5,453	2,590
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (d)	195	170
Credit-Linked Deposit 3.4588% 12/15/13 (d)	623	542
Tranche 1LN, term loan 2.4094% 12/15/13 (d)	1,857	1,616
Tranche 2LN, term loan 5.7088% 12/15/14 (d)	825	512
		16,511
Diversified Media - 0.4%
Lamar Media Corp. Tranche F, term loan 2% 3/31/14 (d)	7,650	6,885
LBI Media, Inc. Tranche B, term loan 1.9094% 3/31/12 (d)	2,237	1,007
Thomson Media, Inc. Tranche B1, term loan 6.46% 11/8/11 (d)	969	504
		8,396
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 8.2%
AES Corp. term loan 5.0813% 8/10/11 (d)	$ 11,482	$ 10,334
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4094% 3/30/12 (d)	1,471	883
term loan 4.4588% 3/30/14 (d)	10,097	6,058
Calpine Corp. Tranche D, term loan 4.335% 3/29/14 (d)	14,266	10,842
Covanta Energy Corp.:
term loan 3.2101% 2/9/14 (d)	5,922	5,271
Credit-Linked Deposit 2.925% 2/9/14 (d)	2,967	2,641
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 1.91% 4/2/13 (d)	32,021	27,058
Tranche B, term loan 1.91% 4/2/13 (d)	2,945	2,489
Energy Investors Funds term loan 2.0831% 4/11/14 (d)	2,760	2,180
MACH Gen LLC Credit-Linked Deposit 3.4675% 2/22/13 (d)	182	135
Mirant North America LLC term loan 2.1594% 1/3/13 (d)	19,322	17,390
NRG Energy, Inc.:
term loan 2.6602% 2/1/13 (d)	41,435	38,120
Credit-Linked Deposit 2.8588% 2/1/13 (d)	24,612	22,643
NSG Holdings LLC:
term loan 3.5% 6/15/14 (d)	1,562	1,281
Credit-Linked Deposit 3.5% 6/15/14 (d)	247	203
Reliant Energy, Inc. Credit-Linked Deposit 2.1775% 6/30/14 (d)	10,150	7,816
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.9063% 10/10/14 (d)	9,915	6,915
Tranche B2, term loan 4.7518% 10/10/14 (d)	13,755	9,594
Tranche B3, term loan 3.9063% 10/10/14 (d)	22,301	15,555
		187,408
Energy - 1.4%
Alon Refining Krotz Springs, Inc. term loan 11.75% 7/3/14 (d)	4,000	1,200
Alon USA, Inc. term loan 3.2218% 8/4/13 (d)	1,892	757
Citgo Petroleum Corp. Tranche B, term loan 1.7844% 11/15/12 (d)	11,584	7,530
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5% 12/28/10 (d)	$ 486	$ 336
Tranche D, term loan 8.5% 12/28/13 (d)	1,567	1,081
Compagnie Generale de Geophysique SA term loan 4.993% 1/12/14 (d)	6,445	5,543
MEG Energy Corp.:
term loan 3.46% 4/3/13 (d)	1,443	779
Tranche DD, term loan 3.46% 4/3/13 (d)	1,471	794
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 4.125% 11/1/13 (d)	4,375	3,500
Tranche B, Credit-Linked Deposit 3.85% 11/1/13 (d)	564	451
Petroleum Geo-Services ASA term loan 3.21% 6/29/15 (d)	934	649
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (d)	1,870	1,421
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.4588% 10/31/12 (d)	2,505	1,678
term loan 5.9298% 10/31/12 (d)	4,360	2,921
Western Refining, Inc. term loan 9.25% 5/30/14 (d)	7,308	4,019
		32,659
Entertainment/Film - 0.3%
MGM Holdings II, Inc.:
term loan 4.7088% 4/8/12 (d)	995	438
Tranche B, term loan 4.2166% 4/8/12 (d)	9,093	4,001
Zuffa LLC term loan 2.4375% 6/19/15 (d)	2,925	1,989
		6,428
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.37% 3/30/14 (d)	463	287
Food and Drug Retail - 0.8%
GNC Corp. term loan 3.7064% 9/16/13 (d)	2,913	1,864
Rite Aid Corp. Tranche ABL, term loan 2.1432% 6/4/14 (d)	4,436	2,861
SUPERVALU, Inc. Tranche B, term loan 1.6563% 6/2/12 (d)	14,399	12,887
		17,612
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - 2.8%
Constellation Brands, Inc. Tranche B, term loan 3.2761% 6/5/13 (d)	$ 30,990	$ 28,820
Dean Foods Co. Tranche B, term loan 2.949% 4/2/14 (d)	19,678	17,513
Del Monte Corp. Tranche B, term loan 2.3357% 2/8/12 (d)	7,801	7,294
Herbalife International, Inc. term loan 2.96% 7/21/13 (d)	1,692	1,184
Michael Foods, Inc. Tranche B, term loan 3.8845% 11/21/10 (d)	1,809	1,628
Reddy Ice Group, Inc. term loan 2.0925% 8/12/12 (d)	2,000	1,000
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (d)	5,715	5,544
		62,983
Gaming - 1.8%
Ameristar Casinos, Inc. term loan 2.4113% 11/10/12 (d)	4,874	3,022
Choctaw Resort Development Enterprise term loan 6% 11/4/11 (d)	1,578	1,231
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.2457% 2/16/14 (d)	1,749	717
Harrah's Entertainment, Inc.:
Tranche B2, term loan 4.1601% 1/28/15 (d)	2,978	1,839
Tranche B3, term loan 4.2589% 1/28/15 (d)	2,995	1,842
Penn National Gaming, Inc. Tranche B, term loan 2.7729% 10/3/12 (d)	16,018	14,416
Town Sports International LLC term loan 2.25% 2/27/14 (d)	2,925	1,404
Tropicana Entertainment term loan 4.5% 7/3/49 (d)	4,865	1,703
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (d)	4,203	2,396
2.66% 5/26/13 (d)	3,803	2,168
Venetian Macau US Finance, Inc. Tranche B, term loan 2.66% 5/25/13 (d)	5,000	2,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.215% 8/15/13 (d)	9,180	6,518
		40,106
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 13.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.1729% 2/7/12 (d)	$ 6,228	$ 5,481
Bausch & Lomb, Inc. term loan:
3.4253% 4/26/15 (f)	2,000	1,640
4.7088% 4/26/15 (d)	7,920	6,494
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (d)	76,853	64,941
Tranche DD, term loan 2.9479% 7/25/14 (d)	3,932	3,322
DaVita, Inc. Tranche B1, term loan 2.325% 10/5/12 (d)	32,257	29,676
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	4,549	4,367
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	2,451	2,353
Tranche B, term loan 2.8501% 3/31/13 (d)	21,879	19,801
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (d)	101,864	84,289
Health Management Associates, Inc. Tranche B, term loan 3.2088% 2/28/14 (d)	24	17
HealthSouth Corp. term loan 4.4926% 3/10/13 (d)	8,799	7,743
Hologic, Inc. Tranche B, term loan 3.6875% 3/31/13 (d)	1,016	914
IASIS Healthcare Corp.:
term loan 2.4094% 3/15/14 (d)	4,493	3,819
Credit-Linked Deposit 2.4194% 3/15/14 (d)	417	355
Tranche DD, term loan 2.4094% 3/15/14 (d)	1,557	1,324
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 2.8429% 6/26/14 (d)	10,901	9,266
LifePoint Hospitals, Inc. Tranche B, term loan 3.8213% 4/15/12 (d)	10,298	9,217
Mylan, Inc. Tranche B, term loan 4.5358% 10/2/14 (d)	3,000	2,745
National Renal Institutes, Inc. term loan 6.4931% 3/31/13 (d)	3,216	1,769
Psychiatric Solutions, Inc. term loan 2.1662% 7/1/12 (d)	12,183	10,874
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (d)	3,838	2,437
Renal Advantage, Inc. Tranche B, term loan 4.4963% 9/30/12 (d)	4,225	3,338
Skilled Healthcare Group, Inc. Tranche 1, term loan 2.7143% 6/15/12 (d)	3,860	3,049
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.4588% 4/19/13 (d)	966	772
Tranche B, term loan 3.5967% 4/19/14 (d)	4,752	3,801
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Team Health, Inc. term loan 3.9661% 11/22/12 (d)	$ 2,148	$ 1,504
U.S. Oncology, Inc. Tranche B, term loan 5.756% 8/20/11 (d)	4,079	3,631
Vanguard Health Holding Co. I, LLC term loan 3.2725% 9/23/11 (d)	2,660	2,288
VCA Antech, Inc. term loan 1.9375% 5/16/11 (d)	3,930	3,537
Vicar Operating, Inc. term loan 1.9375% 5/16/11 (d)	10,640	9,576
VWR Funding, Inc. term loan 2.9094% 6/29/14 (d)	4,000	2,920
		307,260
Homebuilding/Real Estate - 0.2%
CB Richard Ellis Group, Inc. Tranche B, term loan 1.8338% 12/20/13 (d)	2,903	1,742
General Growth Properties, Inc. Tranche A1, term loan 1.66% 2/24/10 (d)	1,028	241
LandSource Communities Development LLC Tranche 1LN, revolver loan 5.893% 5/31/09 (f)	3,000	2,550
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (d)	2,765	470
		5,003
Leisure - 0.6%
Six Flags, Inc. Tranche B, term loan 2.922% 4/30/15 (d)	2,962	2,074
Universal City Development Partners Ltd. term loan 6% 6/9/11 (d)	13,741	12,505
		14,579
Metals/Mining - 1.1%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 3% 10/26/12 (d)	13,999	12,599
Compass Minerals Tranche B, term loan 2.483% 12/22/12 (d)	8,918	8,026
Novelis Corp. term loan 3.46% 7/6/14 (d)	4,893	3,033
Oxbow Carbon LLC:
Tranche B, term loan 2.8068% 5/8/14 (d)	1,701	1,157
Tranche DD, term loan 2.4094% 5/8/14 (d)	152	104
		24,919
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Paper - 3.5%
Boise Paper Holdings LLC Tranche B 1LN, term loan 5.75% 2/22/14 (d)	$ 1,985	$ 1,628
Domtar Corp. Tranche B, term loan 1.7956% 3/7/14 (d)	1,904	1,618
Georgia-Pacific Corp.:
term loan 3.2342% 12/20/12 (d)	13,152	11,377
Tranche B1, term loan 4.1016% 12/20/12 (d)	45,792	39,610
Graphic Packaging International, Inc. Tranche B, term loan 3.092% 5/16/14 (d)	2,000	1,670
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.4125% 11/1/10 (d)	7,468	5,078
Tranche B, term loan 3.7795% 11/1/11 (d)	7,429	5,052
Tranche C, term loan 3.8576% 11/1/11 (d)	11,634	7,911
Tranche C1, term loan 2.5% 11/1/11 (d)	2,704	1,839
Verso Paper Holdings LLC Tranche B, term loan 3.25% 8/1/13 (d)	5,339	3,737
White Birch Paper Co. Tranche 1LN, term loan 4.21% 5/8/14 (d)	1,990	696
		80,216
Publishing/Printing - 1.6%
Cenveo Corp.:
term loan 3.275% 6/21/13 (d)	2,510	1,506
Tranche DD, term loan 3.275% 6/21/13 (d)	107	64
Dex Media East LLC Tranche B, term loan 4.4047% 10/24/14 (d)	10,973	4,938
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 4.4088% 6/12/14 (d)	7,000	3,710
Idearc, Inc. term loan 3.4153% 11/17/14 (d)	10,533	3,581
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (d)	13,977	8,945
R.H. Donnelley Corp. Tranche D1, term loan 6.75% 6/30/11 (d)	5,426	3,473
Thomson Learning, Inc. term loan 2.91% 7/5/14 (d)	9,995	7,546
Yell Group PLC Tranche B1, term loan 3.4094% 2/10/13 (d)	3,200	1,856
		35,619
Railroad - 0.7%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.8892% 4/28/13 (d)	15,578	13,708
Tranche C, term loan 2.6274% 4/28/13 (d)	2,955	2,571
		16,279
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.2%
Burger King Corp. Tranche B1, term loan 3% 6/30/12 (d)	$ 3,018	$ 2,837
Del Taco Tranche B, term loan 10.25% 3/29/13 (d)	2,658	930
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.0592% 6/14/13 (d)	100	48
term loan 2.6875% 6/14/14 (d)	1,540	743
		4,558
Services - 2.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (d)	2,031	1,762
term loan 3.3338% 1/26/14 (d)	32,208	27,940
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.7454% 2/7/14 (d)	2,713	1,492
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.4994% 5/28/15 (d)	2,696	1,726
Coinmach Service Corp. Tranche B, term loan 5.22% 11/20/14 (d)	3,970	2,868
Iron Mountain, Inc. term loan 3.7188% 4/16/14 (d)	9,850	8,964
RSC Equipment Rental term loan 2.1611% 11/30/12 (d)	1,943	1,515
		46,267
Specialty Retailing - 0.2%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (d)	2,838	1,731
Toys 'R' US, Inc. term loan 3.4475% 12/8/09 (d)	4,640	1,995
		3,726
Super Retail - 0.6%
Dollar General Corp. Tranche B1, term loan 3.5429% 7/6/14 (d)	2,000	1,690
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (d)	4,890	2,470
J. Crew Group, Inc. term loan 2.1875% 5/15/13 (d)	3,407	2,827
PETCO Animal Supplies, Inc. term loan 3.546% 10/26/13 (d)	7,746	6,197
		13,184
Technology - 3.0%
Affiliated Computer Services, Inc.:
term loan 2.4013% 3/20/13 (d)	13,930	12,885
Tranche B2, term loan 2.4029% 3/20/13 (d)	10,765	9,958
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Flextronics International Ltd. Tranche B-B, term loan 3.685% 10/1/12 (d)	$ 4,938	$ 3,456
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (d)	9,480	4,882
Global Tel*Link Corp.:
term loan 4.4056% 2/14/13 (d)	1,432	1,189
Credit-Linked Deposit 4.9588% 2/14/13 (d)	435	361
Itron, Inc. term loan 2.16% 4/18/14 (d)	1,497	1,317
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (d)	890	606
Tranche 2LN, term loan 7.2088% 6/11/15 (d)	2,000	900
ON Semiconductor Corp. term loan 2.1594% 9/6/13 (d)	2,651	1,802
Open Text Corp. term loan 2.6613% 10/2/13 (d)	3,503	3,012
SunGard Data Systems, Inc.:
term loan 3.7072% 2/28/14 (d)	29,727	23,187
Tranche C, term loan 6.75% 2/28/14 (d)	1,995	1,796
Verifone, Inc. Tranche B, term loan 3.16% 10/31/13 (d)	4,140	3,105
		68,456
Telecommunications - 8.1%
Asurion Corp. Tranche 1LN, term loan 4.3253% 7/3/14 (d)	2,000	1,465
Centennial Cellular Operating Co. LLC term loan 3.5117% 2/9/11 (d)	20,835	20,418
Cincinnati Bell, Inc. Tranche B, term loan 3.6914% 8/31/12 (d)	6,728	6,004
Crown Castle International Corp. Tranche B, term loan 5.3763% 3/6/14 (d)	6,828	5,804
Digicel International Finance Ltd. term loan 4% 3/30/12 (d)	4,000	3,320
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (d)	5,000	3,625
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (d)	29,000	26,245
Leap Wireless International, Inc. Tranche B, term loan 6.5% 6/16/13 (d)	13,792	12,689
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (d)	12,000	8,760
MetroPCS Wireless, Inc. Tranche B, term loan 4.4858% 11/3/13 (d)	2,997	2,615
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
NTELOS, Inc. Tranche B1, term loan 2.66% 8/24/11 (d)	$ 3,700	$ 3,330
PanAmSat Corp.:
Tranche B2 A, term loan 3.925% 1/3/14 (d)	9,796	8,425
Tranche B2 B, term loan 3.925% 1/3/14 (d)	9,793	8,422
Tranche B2 C, term loan 3.925% 1/3/14 (d)	9,793	8,422
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	37,600	36,472
Telesat Holding, Inc. term loan:
4.3143% 10/31/14 (d)	1,842	1,492
4.46% 10/31/14 (d)	158	128
Time Warner Telecom, Inc. Tranche B, term loan 3.0029% 1/7/13 (d)	2,920	2,482
Wind Telecomunicazioni SpA:
Tranche B, term loan 5.885% 5/26/13 (d)	4,000	3,400
Tranche C, term loan 6.635% 5/26/14 (d)	4,000	3,400
Windstream Corp. Tranche B1, term loan 2.5894% 7/17/13 (d)	18,287	16,824
		183,742
Textiles & Apparel - 0.6%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.19% 9/5/13 (d)	11,538	10,557
Levi Strauss & Co. term loan 2.5831% 4/4/14 (d)	3,000	1,710
William Carter Co. term loan 2.0253% 6/29/12 (d)	1,812	1,558
		13,825
TOTAL FLOATING RATE LOANS (Cost $2,207,210)		1,807,650
Nonconvertible Bonds - 3.8%

Automotive - 0.3%
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (d)	5,000	4,750
7.375% 10/28/09	1,000	890
General Motors Acceptance Corp. 4.4025% 12/1/14 (d)	2,000	960
		6,600
Banks and Thrifts - 0.1%
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications) (c)	2,000	1,995
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - 0.3%
Cablevision Systems Corp. 8.3338% 4/1/09 (d)	$ 4,000	$ 4,020
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 8.375% 3/15/13	1,963	1,970
		5,990
Capital Goods - 0.0%
Esco Corp. 5.8713% 12/15/13 (c)(d)	2,000	1,300
Containers - 0.1%
Berry Plastics Corp. 5.8444% 2/15/15 (d)	3,000	2,175
Electric Utilities - 0.7%
Energy Future Holdings 10.875% 11/1/17	8,000	6,400
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,595
Reliant Energy, Inc. 6.75% 12/15/14	2,000	1,840
		16,835
Energy - 0.4%
Pemex Project Funding Master Trust 3.2963% 6/15/10 (c)(d)	3,000	2,910
SandRidge Energy, Inc. 5.06% 4/1/14 (d)	8,000	5,000
Tennessee Gas Pipeline Co. 8% 2/1/16 (c)	2,415	2,397
		10,307
Healthcare - 0.1%
Elan Finance PLC/Elan Finance Corp. 6.1488% 11/15/11 (d)	2,510	1,857
Homebuilding/Real Estate - 0.1%
Rouse Co. 8% 4/30/09	2,000	720
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)	2,000	680
		1,400
Metals/Mining - 1.0%
FMG Finance Property Ltd. 6.2025% 9/1/11 (c)(d)	8,000	5,720
Freeport-McMoRan Copper & Gold, Inc. 7.0838% 4/1/15 (d)	24,000	16,200
		21,920
Technology - 0.0%
Freescale Semiconductor, Inc. 5.8713% 12/15/14 (d)	2,000	300
NXP BV 3.8444% 10/15/13 (d)	1,550	341
		641
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.7%
Centennial Communications Corp. 7.2088% 1/1/13 (d)	$ 2,000	$ 1,980
IPCS, Inc. 5.3175% 5/1/13 (d)	3,000	2,130
Level 3 Financing, Inc. 6.845% 2/15/15 (d)	3,000	1,545
Qwest Corp.:
5.2463% 6/15/13 (d)	2,000	1,710
7.875% 9/1/11	4,000	3,960
8.875% 3/15/12	3,000	2,985
Verizon Wireless Capital LLC 5.55% 2/1/14 (c)	2,000	2,001
		16,311
TOTAL NONCONVERTIBLE BONDS (Cost $108,347)		87,331
Common Stocks - 0.0%
	Shares
Electric Utilities - 0.0%
Calpine Corp. (a) (Cost $348)	20,715	153
Money Market Funds - 19.7%

Fidelity Cash Central Fund, 0.78% (b)	448,036,692	448,037
Fidelity Money Market Central Fund, 1.73% (b)	47	0
TOTAL MONEY MARKET FUNDS (Cost $448,037)		448,037
Cash Equivalents - 1.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 1/30/09 due 2/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $42,760)	$ 42,761	42,760
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $2,806,702)		2,385,931
NET OTHER ASSETS - (4.8)%		(110,038)
NET ASSETS - 100%		$ 2,275,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,003,000 or 0.7% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,926,000 and $1,613,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$42,760,000 due 2/02/09 at 0.24%
J.P. Morgan Securities, Inc.	$ 31,662
UBS Securities LLC	11,098
$ 42,760
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 719
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,385,931	$ 448,190	$ 1,937,237	$ 504
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(115)
Cost of Purchases	-
Proceeds of Sales	(3)
Amortization/Accretion	-
Transfer in/out of Level 3	622
Ending Balance	$ 504

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,806,214,000. Net unrealized depreciation aggregated $420,283,000, of which $5,395,000 related to appreciated investment securities and $425,678,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813043.104

HY-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.2%
Air Transportation - 0.1%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 2,706
Energy - 0.8%
Chesapeake Energy Corp. 2.5% 5/15/37	28,800	18,092
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	5,000	3,408
Telecommunications - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (j)	11,622	2,324
TOTAL CONVERTIBLE BONDS		26,530
Nonconvertible Bonds - 55.1%
Aerospace - 0.7%
Orbimage Holdings, Inc. 11.3113% 7/1/12 (i)	3,710	3,265
Sequa Corp.:
11.75% 12/1/15 (h)	18,960	7,584
13.5% 12/1/15 pay-in-kind (h)	12,241	4,004
		14,853
Air Transportation - 0.7%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	10,261	5,644
10.18% 1/2/13	4,098	2,295
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	710
5.3419% 6/2/13 (i)	7,330	4,251
7.339% 4/19/14	2,480	1,562
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	211
10% 8/15/08 (a)	29,000	580
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	1,043	876
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
		16,226
Automotive - 4.8%
Accuride Corp. 8.5% 2/1/15	7,885	2,247
Allison Transmission, Inc. 11% 11/1/15 (h)	5,120	2,893
Exide Technologies 10.5% 3/15/13	10,000	5,800
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 46,900	$ 29,197
7.25% 10/25/11	1,335	951
7.375% 2/1/11	12,175	9,097
7.8% 6/1/12	27,200	18,224
8% 12/15/16	7,110	4,195
9.75% 9/15/10	9,074	7,489
12% 5/15/15	3,030	2,242
General Motors Corp.:
6.75% 5/1/28	2,340	269
7.4% 9/1/25	2,465	296
8.375% 7/15/33	87,100	12,194
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	4,295	3,994
8.625% 12/1/11	7,260	6,935
		106,023
Banks and Thrifts - 1.5%
GMAC LLC:
6.625% 5/15/12 (h)	5,831	4,082
6.75% 12/1/14 (h)	3,688	2,397
6.875% 8/28/12 (h)	696	487
7% 2/1/12 (h)	14,361	10,196
7.5% 12/31/13 (h)	11,425	6,512
8% 12/31/18 (h)	10,210	4,084
8% 11/1/31 (h)	8,273	4,964
Washington Mutual Bank 5.5% 1/15/13	10,000	1
		32,723
Broadcasting - 0.1%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	2,110
Building Materials - 1.2%
General Cable Corp. 7.125% 4/1/17	7,000	5,810
Owens Corning:
6.5% 12/1/16	10,615	7,688
7% 12/1/36	21,430	13,319
		26,817
Cable TV - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	5,090	3,741
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (d)	$ 61,574	$ 10,775
11% 10/1/15 (d)	5,580	865
CSC Holdings, Inc.:
6.75% 4/15/12	22,870	22,070
8.5% 4/15/14 (h)	6,695	6,578
		44,029
Capital Goods - 1.0%
Actuant Corp. 6.875% 6/15/17	9,080	7,491
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	5,565
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	9,082
		22,138
Chemicals - 0.8%
Chemtura Corp. 6.875% 6/1/16	15,000	4,800
Georgia Gulf Corp. 9.5% 10/15/14	39,380	5,907
Phibro Animal Health Corp. 13% 8/1/14 (h)	6,760	5,307
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	7,610	1,065
		17,079
Containers - 0.2%
Berry Plastics Corp. 5.8444% 2/15/15 (i)	7,560	5,481
Diversified Financial Services - 0.1%
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	2,874
Diversified Media - 0.6%
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)	25,235	10,346
11.625% 2/1/14 (h)	3,185	2,922
		13,268
Electric Utilities - 4.6%
AES Corp. 8% 6/1/20 (h)	17,475	15,902
Calpine Corp.:
8.5% 7/15/10 (d)(h)	16,320	0
8.75% 7/15/13 (d)(h)	5,865	0
Edison Mission Energy 7.625% 5/15/27	18,110	14,850
Energy Future Holdings 10.875% 11/1/17	40,145	32,116
Intergen NV 9% 6/30/17 (h)	32,660	30,374
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 2,080	$ 1,747
9.125% 5/1/31	9,625	7,844
		102,833
Energy - 3.8%
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	8,360	3,010
El Paso Corp.:
6.95% 6/1/28	15,800	10,744
7.75% 1/15/32	1,970	1,527
Energy Partners Ltd. 6.2194% 4/15/13 (i)	4,990	1,447
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	10,880	5,875
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (h)	6,520	5,020
Mariner Energy, Inc.:
7.5% 4/15/13	2,580	1,935
8% 5/15/17	8,155	5,178
OPTI Canada, Inc.:
7.875% 12/15/14	4,440	1,954
8.25% 12/15/14	5,105	2,374
Petroleum Development Corp. 12% 2/15/18	7,940	4,685
Plains Exploration & Production Co. 7.75% 6/15/15	22,700	20,544
SandRidge Energy, Inc.:
8% 6/1/18 (h)	11,810	8,858
8.625% 4/1/15 pay-in-kind (i)	2,450	1,593
Stone Energy Corp. 6.75% 12/15/14	4,320	2,290
Venoco, Inc. 8.75% 12/15/11	3,670	1,817
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	6,070
		84,921
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 12% 8/15/14	6,990	4,404
		4,515
Environmental - 0.5%
Allied Waste North America, Inc. 7.25% 3/15/15	11,560	11,213
Food and Drug Retail - 1.7%
Ahold Finance USA, Inc. 8.25% 7/15/10	11,385	11,399
Albertsons, Inc. 8% 5/1/31	9,100	7,007
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	742
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 3,735	$ 784
7.5% 3/1/17	15,945	9,168
8.625% 3/1/15	11,160	3,125
9.375% 12/15/15	1,345	383
9.5% 6/15/17	17,625	5,023
		37,631
Food/Beverage/Tobacco - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	2,180	1,782
7.75% 7/1/17	9,045	5,970
		7,752
Gaming - 3.0%
Downstream Development Authority 12% 10/15/15 (h)	8,750	4,200
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	11,260	5,855
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	4,041
6.625% 7/15/15	31,330	16,918
6.875% 4/1/16	1,155	624
7.5% 6/1/16	18,920	10,501
7.625% 1/15/17	6,885	3,718
13% 11/15/13 (h)	6,670	6,003
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,960	1,776
Station Casinos, Inc.:
6% 4/1/12	5,550	1,055
7.75% 8/15/16	6,150	1,169
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	10,910
		66,770
Healthcare - 3.6%
HCA, Inc. 6.375% 1/15/15	4,730	3,311
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	13,277
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	7,945
7.375% 2/1/13	19,705	15,173
9.25% 2/1/15	11,960	9,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 11,290	$ 9,032
VWR Funding, Inc. 10.25% 7/15/15	30,000	21,900
		80,027
Homebuilding/Real Estate - 0.1%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	2,327
Insurance - 1.2%
Provident Companies, Inc.:
7% 7/15/18	11,260	9,837
7.25% 3/15/28	17,830	12,314
UnumProvident Corp.:
6.75% 12/15/28	4,814	3,151
7.19% 2/1/28	1,145	759
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	713
		26,774
Leisure - 1.2%
Six Flags Operations, Inc. 12.25% 7/15/16 (h)	43,228	25,505
Metals/Mining - 2.7%
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	13,835	9,131
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	21,240	18,160
8.375% 4/1/17	37,350	30,814
Novelis, Inc. 7.25% 2/15/15	5,000	2,800
		60,905
Paper - 0.5%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (h)	5,005	3,504
Georgia-Pacific Corp. 7.7% 6/15/15	8,645	7,435
		10,939
Publishing/Printing - 1.6%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,038
Cenveo Corp. 7.875% 12/1/13	21,570	13,266
Deluxe Corp.:
5% 12/15/12	8,680	5,512
5.125% 10/1/14	5,170	2,792
The Reader's Digest Association, Inc. 9% 2/15/17	12,940	1,035
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	$ 20,040	$ 8,016
10.5% 1/15/15 (h)	6,905	3,556
		36,215
Services - 1.0%
ARAMARK Corp. 8.5% 2/1/15	3,015	2,909
Cardtronics, Inc. 9.25% 8/15/13	6,355	4,449
Cornell Companies, Inc. 10.75% 7/1/12	7,345	6,574
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,460	3,941
Rental Service Corp. 9.5% 12/1/14	5,095	3,235
		21,108
Shipping - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,470	860
Specialty Retailing - 0.8%
General Nutrition Centers, Inc. 7.5844% 3/15/14 (i)	14,050	8,430
Intcomex, Inc. 11.75% 1/15/11	6,260	2,316
Sally Holdings LLC 10.5% 11/15/16	7,590	6,262
		17,008
Super Retail - 0.2%
NBC Acquisition Corp. 11% 3/15/13	11,890	4,637
Technology - 2.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	2,813
Avago Technologies Finance Ltd. 10.125% 12/1/13	12,850	10,409
Ceridian Corp. 11.25% 11/15/15	7,320	3,953
Freescale Semiconductor, Inc. 10.125% 12/15/16	27,795	4,725
Nortel Networks Corp.:
10.125% 7/15/13 (d)	7,545	1,188
10.75% 7/15/16 (d)	1,885	302
10.75% 7/15/16 (d)(h)	3,775	604
NXP BV:
3.8444% 10/15/13 (i)	10,405	2,289
7.875% 10/15/14	5,475	1,533
9.5% 10/15/15	37,445	3,370
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,550	248
Spansion LLC 11.25% 1/15/16 (d)(h)	15,415	540
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	7,168
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	3,889
Viasystems, Inc. 10.5% 1/15/11	13,440	9,811
		52,842
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - 11.6%
Citizens Communications Co. 7.875% 1/15/27	$ 6,970	$ 5,158
Cricket Communications, Inc.:
9.375% 11/1/14	3,785	3,444
10% 7/15/15 (h)	8,790	8,175
Digicel Group Ltd. 8.875% 1/15/15 (h)	20,570	15,119
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16 (h)	1,180	1,097
Intelsat Ltd.:
6.5% 11/1/13	56,412	40,053
7.625% 4/15/12	31,775	25,102
11.25% 6/15/16	22,225	21,225
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (h)	50,990	47,166
Level 3 Financing, Inc.:
9.25% 11/1/14	8,940	6,482
12.25% 3/15/13	12,886	9,793
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	19,210
9.25% 11/1/14 (h)	7,565	6,988
Nextel Communications, Inc. 7.375% 8/1/15	11,405	5,360
Qwest Corp. 7.5% 10/1/14	4,250	3,868
Sprint Capital Corp.:
6.875% 11/15/28	28,490	16,168
6.9% 5/1/19	12,155	8,144
Sprint Nextel Corp. 6% 12/1/16	11,055	7,407
Windstream Corp. 8.625% 8/1/16	7,030	6,925
		256,884
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 5.6975% 12/15/14 (h)(i)	9,940	7,455
TOTAL NONCONVERTIBLE BONDS		1,222,742
TOTAL CORPORATE BONDS (Cost $1,913,654)		1,249,272
Common Stocks - 9.9%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	1,223,982	8,445
Common Stocks - continued
	Shares	Value (000s)
Automotive - 0.3%
Penske Auto Group, Inc.	1,000,000	$ 7,420
Banks and Thrifts - 0.0%
Washington Mutual, Inc.	2,619,785	105
Broadcasting - 0.0%
Gray Television, Inc.	134,070	44
Building Materials - 1.2%
Owens Corning (a)	1,976,622	26,368
Chemicals - 0.1%
Celanese Corp. Class A	200,000	2,130
Consumer Products - 1.2%
Revlon, Inc. (a)(g)	4,464,520	26,385
Containers - 0.1%
Anchor Glass Container Corp. (a)	172,857	1,210
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	0
		1,210
Electric Utilities - 1.0%
AES Corp. (a)	2,002,509	15,840
Mirant Corp. (a)	435,643	7,480
		23,320
Energy - 0.6%
El Paso Corp.	1,700,900	13,913
Teekay Tankers Ltd.	28,500	334
		14,247
Food/Beverage/Tobacco - 1.3%
American Italian Pasta Co. Class A (a)(f)(g)	1,203,422	28,425
Gaming - 0.5%
Las Vegas Sands Corp. (a)	2,301,000	11,850
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
		11,850
Healthcare - 0.3%
Tenet Healthcare Corp. (a)	5,824,734	6,232
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	200,000	5,028
Publishing/Printing - 0.2%
Cenveo, Inc. (a)	1,235,258	4,879
Shipping - 1.1%
Ship Finance International Ltd. (NY Shares)	1,080,228	12,271
Teekay Corp.	665,000	11,651
		23,922
Common Stocks - continued
	Shares	Value (000s)
Technology - 0.7%
Amkor Technology, Inc. (a)	1,148,900	$ 2,665
Flextronics International Ltd. (a)	3,376,500	8,813
Viasystems Group, Inc. (a)(j)	1,026,780	3,080
		14,558
Telecommunications - 0.6%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	26
Level 3 Communications, Inc. (a)(f)	3,000,000	3,000
One Communications (a)	925,628	926
PAETEC Holding Corp. (a)	6,388,426	8,624
		12,576
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (j)	42,253	245
Hanesbrands, Inc. (a)	188,000	1,690
Pillowtex Corp. (a)	490,256	0
		1,935
TOTAL COMMON STOCKS (Cost $495,472)		219,079
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 5.9%
Banks and Thrifts - 3.6%
Bank of America Corp. Series L, 7.25%	81,455	42,357
KeyCorp Series A, 7.75%	190,000	12,301
Wells Fargo & Co. 7.50%	39,909	25,422
		80,080
Energy - 1.8%
El Paso Corp. 4.99% (h)	54,500	39,293
Metals/Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	244,300	11,433
TOTAL CONVERTIBLE PREFERRED STOCKS		130,806
Nonconvertible Preferred Stocks - 0.1%
Containers - 0.0%
Pliant Corp. Series AA 13.00% (a)	17,536	53
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% (h)	10,950	$ 2,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,845
TOTAL PREFERRED STOCKS (Cost $213,259)		133,651
Floating Rate Loans - 25.9%
	Principal Amount (000s)
Aerospace - 0.4%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 8.4125% 2/21/14 (i)	$ 250	103
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.41% 5/11/15 pay-in-kind (i)	130	59
Sequa Corp. term loan 3.6879% 12/3/14 (i)	14,597	9,196
		9,358
Air Transportation - 1.9%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.5845% 4/30/12 (i)	48,213	35,195
Tranche 2LN, term loan 3.6863% 4/30/14 (i)	15,353	7,446
		42,641
Automotive - 1.8%
AM General LLC term loan 7.9463% 4/17/12 (i)	6,232	3,365
Ford Motor Co. term loan 5% 12/15/13 (i)	36,241	13,047
General Motors Corp. term loan 2.7844% 11/29/13 (i)	30,846	13,572
Lear Corp. term loan 3.4071% 4/25/12 (i)	8,079	3,555
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (i)	495	342
Visteon Corp. term loan 4.426% 6/13/13 (i)	29,015	6,383
		40,264
Broadcasting - 2.1%
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (i)	90,045	47,274
Cable TV - 0.7%
CCO Holdings, LLC Tranche 3LN, term loan 3.9588% 9/6/14 (i)	28,745	15,810
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (i)	$ 6,905	$ 2,762
Goodman Global, Inc. term loan 7.7075% 2/13/14 (i)	5,428	4,397
		7,159
Chemicals - 0.4%
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (i)	3,990	1,995
MacDermid, Inc. Tranche B, term loan 2.4094% 4/12/14 (i)	6,443	3,544
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 7.2088% 11/18/14 (i)	3,630	1,888
		7,427
Diversified Financial Services - 0.3%
AX Acquisition Corp. Tranche B1, term loan 5.4375% 8/15/14 (i)	2,846	1,907
DaimlerChrysler Financial Services Tranche 1LN, term loan 6% 8/3/12 (i)	5,113	3,017
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 5.7088% 12/15/14 (i)	1,005	623
		5,547
Electric Utilities - 0.5%
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 4.7518% 10/10/14 (i)	7,451	5,197
Tranche B3, term loan 3.9063% 10/10/14 (i)	8,059	5,621
		10,818
Energy - 1.0%
Antero Resources Corp. Tranche 2LN, term loan 5.94% 4/12/14 (i)	17,170	8,928
Hawkeye Renewables LLC Tranche 1LN, term loan 6.2463% 6/30/12 (i)	45,306	13,592
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (i)	760	327
		22,847
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 4.2166% 4/8/12 (i)	5,568	2,450
Food/Beverage/Tobacco - 0.2%
Dean Foods Co. Tranche B, term loan 2.949% 4/2/14 (i)	3,975	3,537
Gaming - 0.3%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (i)	2,742	1,234
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (i)	$ 2,366	$ 1,348
2.66% 5/26/13 (i)	4,439	2,530
Venetian Macau US Finance, Inc. Tranche B, term loan 2.66% 5/25/13 (i)	1,695	966
		6,078
Healthcare - 3.0%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (i)	12,467	10,535
Tranche DD, term loan 2.9479% 7/25/14 (i)	638	539
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (i)	63,335	52,410
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 4.6863% 6/26/15 (i)	4,000	2,680
		66,164
Homebuilding/Real Estate - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 1.66% 2/24/10 (i)	2,615	615
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 2.922% 4/30/15 (i)	13,584	9,509
Paper - 0.2%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (i)	1,975	642
NewPage Corp. term loan 5.3125% 12/21/14 (i)	980	559
White Birch Paper Co.:
Tranche 1LN, term loan 4.21% 5/8/14 (i)	6,470	2,265
Tranche 2LN, term loan 6.26% 11/8/14 (i)	8,620	1,293
		4,759
Publishing/Printing - 2.9%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 9.9088% 12/12/14 (i)	8,121	2,436
Thomson Learning, Inc. term loan 2.91% 7/5/14 (i)	82,810	62,513
		64,949
Restaurants - 1.4%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.0592% 6/14/13 (i)	5,008	2,417
term loan 2.6875% 6/14/14 (i)	58,726	28,335
		30,752
Services - 0.9%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (i)	1,087	943
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ARAMARK Corp.: - continued
term loan 3.3338% 1/26/14 (i)	$ 17,107	$ 14,841
Central Parking Corp.:
Tranche B 1LN, term loan 2.625% 5/22/14 (i)	4,175	3,006
2.75% 5/22/14 (i)	1,502	1,081
		19,871
Specialty Retailing - 2.3%
Eddie Bauer Holdings, Inc. term loan 3.735% 4/1/14 (i)	8,115	3,084
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (i)	78,096	47,639
		50,723
Technology - 2.9%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (i)	3,874	2,460
Tranche B-A1, term loan 3.3444% 10/1/14 (i)	1,113	707
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (i)	95,495	49,180
Intergraph Corp.:
Tranche 1LN, term loan 4.1813% 5/29/14 (i)	654	523
Tranche 2LN, term loan 8.1813% 11/29/14 (i)	15,150	12,120
		64,990
Telecommunications - 1.8%
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (i)	27,425	20,020
One Communications Tranche C, term loan 5.8756% 4/19/13 (i)	8,601	4,430
Paetec Communications, Inc. Tranche B, term loan 2.9094% 2/28/13 (i)	530	366
Time Warner Telecom, Inc. Tranche B, term loan 3.0029% 1/7/13 (i)	11,143	9,472
Wind Telecomunicazioni SpA term loan 8.3925% 12/12/11 pay-in-kind (i)	7,604	5,076
		39,364
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.5831% 4/4/14 (i)	3,240	1,847
TOTAL FLOATING RATE LOANS (Cost $889,447)		574,753
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	53,287,597	$ 53,288
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	2,338,050	2,338
TOTAL MONEY MARKET FUNDS (Cost $55,626)		55,626
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,567,458)		2,232,381
NET OTHER ASSETS - (0.6)%		(13,224)
NET ASSETS - 100%		$ 2,219,157
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,576,000 or 15.1% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,649,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 11,718
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 184
Fidelity Securities Lending Cash Central Fund	260
Total	$ 444
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 15,344	$ -	$ -	$ -	$ 28,425
Revlon, Inc.	53,083	-	-	-	26,385
Total	$ 68,427	$ -	$ -	$ -	$ 54,810
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,232,381	$ 294,666	$ 1,919,419	$ 18,296
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 13,838
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,878)
Cost of Purchases	113
Proceeds of Sales	(20)
Amortization/Accretion	122
Transfer in/out of Level 3	20,121
Ending Balance	$ 18,296

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,533,824,000. Net unrealized depreciation aggregated $1,301,443,000, of which $39,396,000 related to appreciated investment securities and $1,340,839,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813042.104

AHI-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.4%
	Principal Amount	Value
Convertible Bonds - 0.7%
Building Materials - 0.2%
General Cable Corp. 1% 10/15/12	$ 1,270,000	$ 827,151
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	760,000	477,432
Homebuilding/Real Estate - 0.1%
Ventas, Inc. 3.875% 11/15/11 (f)	690,000	563,492
Technology - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	1,810,000	570,512
Lucent Technologies, Inc. 2.875% 6/15/25	313,000	143,198
		713,710
Telecommunications - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	380,000	347,700
TOTAL CONVERTIBLE BONDS		2,929,485
Nonconvertible Bonds - 84.7%
Aerospace - 1.3%
Alliant Techsystems, Inc. 6.75% 4/1/16	1,445,000	1,390,813
BE Aerospace, Inc. 8.5% 7/1/18	300,000	282,000
Bombardier, Inc.:
7.45% 5/1/34 (f)	1,364,000	872,960
8% 11/15/14 (f)	975,000	867,750
L-3 Communications Corp.:
6.125% 7/15/13	455,000	424,288
7.625% 6/15/12	975,000	965,250
Sequa Corp.:
11.75% 12/1/15 (f)	850,000	340,000
13.5% 12/1/15 pay-in-kind (f)	454,170	148,570
		5,291,631
Air Transportation - 2.0%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	1,533,600
6.977% 11/23/22	241,109	130,199
7.324% 4/15/11	960,000	902,400
8.608% 10/1/12	200,000	148,000
AMR Corp. 9% 8/1/12	775,000	480,500
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	183,217	141,077
7.875% 7/2/18	168,136	99,200
8.388% 5/1/22	205,256	133,417
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass-thru trust certificates: - continued
9.558% 9/1/19	$ 213,367	$ 125,887
9.798% 4/1/21	3,207,116	1,739,860
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	245,000	226,625
8.021% 8/10/22	613,729	325,276
8.954% 8/10/14	900,303	477,161
FedEx Corp. 8% 1/15/19	735,000	764,574
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	700,000	395,500
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,174,319	610,646
		8,233,922
Automotive - 0.7%
Ford Motor Co.:
7.45% 7/16/31	1,260,000	277,200
9.5% 9/15/11	115,000	36,800
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (g)	375,000	356,250
7% 10/1/13	330,000	205,441
7.25% 10/25/11	950,000	676,395
7.375% 10/28/09	785,000	698,650
Tenneco, Inc. 8.125% 11/15/15	245,000	84,525
The Goodyear Tire & Rubber Co. 9% 7/1/15	680,000	627,300
		2,962,561
Broadcasting - 0.0%
Nexstar Broadcasting, Inc. 7% 1/15/14	115,000	50,600
Building Materials - 0.5%
General Cable Corp. 7.125% 4/1/17	585,000	485,550
Nortek, Inc. 10% 12/1/13	1,635,000	956,475
Owens Corning 6.5% 12/1/16	630,000	456,276
Ply Gem Industries, Inc. 11.75% 6/15/13	420,000	231,000
		2,129,301
Cable TV - 5.5%
Cablevision Systems Corp.:
8% 4/15/12	1,295,000	1,252,913
8.3338% 4/1/09 (g)	1,030,000	1,035,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (c)	$ 690,000	$ 507,150
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)	2,035,000	40,700
11.125% 1/15/14 (c)	735,000	14,700
12.125% 1/15/15 (c)(e)	1,105,000	22,100
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)	1,885,000	329,875
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)	1,825,000	1,095,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (c)(f)	900,000	747,000
10.875% 9/15/14 (c)(f)	1,345,000	1,163,425
CSC Holdings, Inc.:
6.75% 4/15/12	2,295,000	2,214,675
7.625% 4/1/11	270,000	268,650
8.5% 4/15/14 (f)	1,075,000	1,056,188
8.5% 6/15/15 (f)	1,400,000	1,347,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	2,200,000	2,068,000
7.625% 5/15/16	595,000	581,613
8.375% 3/15/13	405,000	406,519
EchoStar Communications Corp.:
6.375% 10/1/11	1,970,000	1,891,200
7% 10/1/13	1,565,000	1,439,800
7.125% 2/1/16	965,000	887,800
7.75% 5/31/15	1,670,000	1,553,100
Kabel Deutschland GmbH 10.625% 7/1/14	1,720,000	1,651,200
Videotron Ltd. 9.125% 4/15/18 (f)	1,195,000	1,177,075
		22,751,333
Capital Goods - 2.2%
Case Corp. 7.25% 1/15/16	1,105,000	798,363
Leucadia National Corp.:
7% 8/15/13	380,000	319,200
7.125% 3/15/17	2,755,000	2,093,800
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	410,000	293,150
9.5% 8/1/14	250,000	208,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
RBS Global, Inc. / Rexnord Corp.: - continued
11.75% 8/1/16	$ 410,000	$ 264,450
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	944,000
SPX Corp. 7.625% 12/15/14 (f)	1,245,000	1,132,950
Terex Corp. 8% 11/15/17	3,625,000	2,954,375
		9,009,038
Chemicals - 1.1%
Airgas, Inc.:
6.25% 7/15/14	35,000	32,375
7.125% 10/1/18 (f)	145,000	133,400
Chemtura Corp. 6.875% 6/1/16	1,220,000	390,400
Lubrizol Corp. 8.875% 2/1/19	10,000	10,242
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,175,000	1,412,875
Nalco Co.:
7.75% 11/15/11	570,000	550,050
8.875% 11/15/13	630,000	585,900
NOVA Chemicals Corp.:
5.72% 11/15/13 (g)	735,000	213,150
6.5% 1/15/12	1,465,000	483,450
PolyOne Corp. 8.875% 5/1/12	820,000	336,200
Westlake Chemical Corp. 6.625% 1/15/16	385,000	202,125
		4,350,167
Consumer Products - 0.5%
Jostens Holding Corp. 10.25% 12/1/13	680,000	578,000
Revlon Consumer Products Corp. 9.5% 4/1/11	1,805,000	1,304,113
Riddell Bell Holdings, Inc. 8.375% 10/1/12	160,000	118,400
		2,000,513
Containers - 1.0%
Berry Plastics Corp. 5.8444% 2/15/15 (g)	450,000	326,250
BWAY Corp. 10% 10/15/10	1,580,000	1,414,100
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	415,000	419,150
Crown Cork & Seal, Inc.:
7.375% 12/15/26	165,000	135,300
8% 4/15/23	195,000	173,550
Greif, Inc. 6.75% 2/1/17	1,890,000	1,663,200
		4,131,550
Diversified Financial Services - 0.0%
Sprint Capital Corp. 8.75% 3/15/32	225,000	138,938
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 1.9%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 205,000	$ 111,725
7.25% 8/15/11	1,035,000	745,200
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	577,500
6.625% 8/15/15	610,000	457,500
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	2,375,000	973,750
10% 8/1/14	2,475,000	2,178,000
11.625% 2/1/14 (f)	890,000	816,575
Quebecor Media, Inc. 7.75% 3/15/16	2,310,000	1,813,350
		7,673,600
Electric Utilities - 9.7%
AES Corp.:
7.75% 3/1/14	1,505,000	1,422,225
7.75% 10/15/15	820,000	762,600
8% 10/15/17	1,970,000	1,851,800
Aquila, Inc. 11.875% 7/1/12 (g)	1,000,000	1,050,000
CMS Energy Corp. 6.3% 2/1/12	955,000	902,475
Dynegy Holdings, Inc. 8.375% 5/1/16	1,580,000	1,279,800
Edison Mission Energy:
7% 5/15/17	1,155,000	1,074,150
7.2% 5/15/19	3,555,000	3,217,275
7.625% 5/15/27	1,210,000	992,200
Energy Future Holdings:
10.875% 11/1/17	4,725,000	3,780,000
12% 11/1/17 pay-in-kind (g)	3,240,000	1,813,320
Intergen NV 9% 6/30/17 (f)	1,905,000	1,771,650
IPALCO Enterprises, Inc. 7.25% 4/1/16 (f)	835,000	772,375
Mirant Americas Generation LLC:
8.3% 5/1/11	190,000	186,200
8.5% 10/1/21	1,155,000	970,200
9.125% 5/1/31	490,000	399,350
NRG Energy, Inc.:
7.25% 2/1/14	3,995,000	3,815,214
7.375% 2/1/16	1,675,000	1,599,625
7.375% 1/15/17	2,240,000	2,100,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)	3,635,000	2,944,350
Reliant Energy, Inc.:
6.75% 12/15/14	910,000	837,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Reliant Energy, Inc.: - continued
7.625% 6/15/14	$ 1,835,000	$ 1,504,700
7.875% 6/15/17	420,000	340,200
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,158,897	950,295
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	2,635,000	1,949,900
10.25% 11/1/15	1,550,000	1,147,000
11.25% 11/1/16 pay-in-kind (g)	1,285,000	683,058
		40,117,162
Energy - 9.4%
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	549,400
Chaparral Energy, Inc.:
8.5% 12/1/15	615,000	138,375
8.875% 2/1/17	380,000	85,500
Chesapeake Energy Corp.:
6.5% 8/15/17	2,170,000	1,757,700
6.875% 1/15/16	1,040,000	886,600
7.5% 6/15/14	490,000	443,450
7.625% 7/15/13	1,995,000	1,835,400
9.5% 2/15/15	1,135,000	1,109,463
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	420,000	315,000
7.75% 5/15/17	850,000	612,000
Complete Production Services, Inc. 8% 12/15/16	440,000	303,600
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)	290,000	104,400
Dynegy Holdings, Inc. 8.75% 2/15/12	905,000	837,125
El Paso Corp.:
6.875% 6/15/14	355,000	328,375
6.95% 6/1/28	1,235,000	839,800
7% 6/15/17	645,000	590,175
7.75% 1/15/32	420,000	325,500
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)	275,000	263,313
Energy Partners Ltd.:
6.2194% 4/15/13 (g)	650,000	188,500
9.75% 4/15/14	490,000	156,800
Forest Oil Corp.:
7.25% 6/15/19	545,000	449,625
7.75% 5/1/14	710,000	642,550
Frontier Oil Corp. 8.5% 9/15/16	1,150,000	1,095,375
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	755,000	407,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	$ 1,510,000	$ 1,162,700
9% 6/1/16 (f)	1,095,000	892,425
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (f)	1,090,000	1,030,050
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	1,965,000	1,876,575
Newfield Exploration Co. 7.125% 5/15/18	1,550,000	1,348,500
OPTI Canada, Inc.:
7.875% 12/15/14	1,160,000	510,400
8.25% 12/15/14	1,215,000	564,975
Pan American Energy LLC 7.75% 2/9/12 (f)	1,000,000	840,000
Parker Drilling Co. 9.625% 10/1/13	880,000	651,200
Petrohawk Energy Corp.:
7.875% 6/1/15 (f)	985,000	824,938
9.125% 7/15/13	2,705,000	2,515,650
10.5% 8/1/14 (f)	1,845,000	1,748,138
Petroleum Development Corp. 12% 2/15/18	1,140,000	672,600
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	688,000
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,285,200
7.75% 6/15/15	320,000	289,600
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,195,000	1,063,550
7.375% 7/15/13	2,515,000	2,389,250
SandRidge Energy, Inc.:
5.06% 4/1/14 (g)	1,860,000	1,162,500
8.625% 4/1/15 pay-in-kind (g)	2,865,000	1,862,250
Seitel, Inc. 9.75% 2/15/14	1,205,000	445,850
Southwestern Energy Co. 7.5% 2/1/18 (f)	380,000	359,100
Tennessee Gas Pipeline Co. 8% 2/1/16 (f)	255,000	253,088
		38,702,265
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	145,000	109,838
Marquee Holdings, Inc. 12% 8/15/14	615,000	387,450
		497,288
Environmental - 0.4%
Allied Waste North America, Inc.:
6.875% 6/1/17	725,000	703,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16	$ 775,000	$ 755,625
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	200,200
		1,659,075
Food and Drug Retail - 0.6%
Albertsons, Inc. 7.75% 6/15/26	200,000	153,000
Macy's Retail Holdings, Inc. 7.875% 7/15/15	525,000	402,540
Rite Aid Corp.:
6.875% 8/15/13	455,000	95,550
7.5% 3/1/17	275,000	158,125
9.375% 12/15/15	450,000	128,250
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	152,800
7.5% 11/15/14	1,290,000	1,231,950
		2,322,215
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 9/1/16	1,264,000	1,207,120
7.25% 5/15/17	350,000	335,125
8.375% 12/15/14	2,640,000	2,600,400
Dean Foods Co.:
6.9% 10/15/17	1,395,000	1,255,500
7% 6/1/16	1,950,000	1,803,750
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	854,700
Smithfield Foods, Inc. 7.75% 7/1/17	1,135,000	749,100
		8,805,695
Gaming - 4.4%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (f)(g)	360,000	181,800
8% 11/15/13 (f)	795,000	278,250
Harrah's Operating Co., Inc. 10% 12/15/15 (f)	122,000	43,920
Mandalay Resort Group 9.375% 2/15/10	1,275,000	1,020,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)	2,190,000	755,550
MGM Mirage, Inc.:
6% 10/1/09	375,000	354,375
6.625% 7/15/15	960,000	518,400
6.75% 9/1/12	3,855,000	2,235,900
6.75% 4/1/13	290,000	165,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
6.875% 4/1/16	$ 70,000	$ 37,800
7.625% 1/15/17	455,000	245,700
8.375% 2/1/11	935,000	523,600
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,715,000	1,123,325
6.375% 7/15/09	1,335,000	1,294,950
7.125% 8/15/14	510,000	270,300
Scientific Games Corp.:
6.25% 12/15/12	1,555,000	1,383,950
7.875% 6/15/16 (f)	1,165,000	1,036,850
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (f)(g)	1,445,000	686,375
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,290,000	1,032,000
7.25% 5/1/12	910,000	728,000
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (f)(g)	1,365,000	791,700
9.125% 2/1/15 (f)	880,000	536,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,695,000	1,194,975
6.625% 12/1/14	2,370,000	1,706,400
		18,146,220
Healthcare - 7.5%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)	70,000	61,600
Biomet, Inc.:
10% 10/15/17	1,505,000	1,523,813
10.375% 10/15/17 pay-in-kind (g)	225,000	200,250
11.625% 10/15/17	2,510,000	2,334,300
Community Health Systems, Inc. 8.875% 7/15/15	2,525,000	2,436,625
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	4,025,000	2,978,500
FMC Finance III SA 6.875% 7/15/17	885,000	860,663
Fresenius US Finance II, Inc. 9% 7/15/15 (f)	745,000	754,313
HCA, Inc.:
6.5% 2/15/16	1,800,000	1,260,000
7.875% 2/1/11	165,000	154,275
8.75% 9/1/10	485,000	468,025
9.125% 11/15/14	2,885,000	2,762,388
9.25% 11/15/16	2,600,000	2,470,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
10.375% 11/15/16 pay-in-kind (g)	$ 2,280,000	$ 1,853,205
HealthSouth Corp. 10.75% 6/15/16	2,480,000	2,449,000
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,612,800
7% 1/15/16	1,635,000	1,455,150
Psychiatric Solutions, Inc. 7.75% 7/15/15	35,000	28,000
Service Corp. International:
6.75% 4/1/15	625,000	571,875
7.5% 4/1/27	1,720,000	1,221,200
Ventas Realty LP:
6.5% 6/1/16	665,000	555,275
6.625% 10/15/14	650,000	572,000
Viant Holdings, Inc. 10.125% 7/15/17 (f)	928,000	324,800
VWR Funding, Inc. 10.25% 7/15/15	1,315,000	959,950
		30,868,007
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	3,595,000	2,929,925
8.125% 6/1/12	3,075,000	2,652,188
D.R. Horton, Inc. 6.5% 4/15/16	680,000	496,400
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	255,000	73,950
KB Home 6.375% 8/15/11	305,000	259,250
Pulte Homes, Inc. 5.25% 1/15/14	380,000	296,400
		6,708,113
Hotels - 0.9%
Host Hotels & Resorts LP 6.875% 11/1/14	225,000	184,500
Host Marriott LP 7.125% 11/1/13	3,050,000	2,607,750
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	235,000	190,350
7.875% 5/1/12	630,000	548,100
		3,530,700
Leisure - 1.7%
Royal Caribbean Cruises Ltd.:
8% 5/15/10	355,000	284,000
yankee:
7% 6/15/13	3,365,000	2,119,950
7.25% 6/15/16	590,000	348,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
7.5% 10/15/27	$ 1,680,000	$ 806,400
Town Sports International Holdings, Inc. 0% 2/1/14 (d)	708,000	389,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	1,968,400
Universal City Florida Holding Co. I/II:
7.9425% 5/1/10 (g)	2,180,000	1,046,400
8.375% 5/1/10	225,000	108,000
		7,070,650
Metals/Mining - 3.8%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	954,100
Compass Minerals International, Inc. 12% 6/1/13	801,000	833,040
Drummond Co., Inc. 7.375% 2/15/16 (f)	2,650,000	1,484,000
FMG Finance Property Ltd.:
6.2025% 9/1/11 (f)(g)	1,560,000	1,115,400
10% 9/1/13 (f)	945,000	623,700
10.625% 9/1/16 (f)	1,125,000	742,500
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (g)	2,000,000	1,350,000
8.25% 4/1/15	4,405,000	3,766,275
8.375% 4/1/17	920,000	759,000
Massey Energy Co. 6.875% 12/15/13	2,820,000	2,467,500
Noranda Aluminium Acquisition Corp. 6.595% 5/15/15 pay-in-kind (g)	1,355,000	514,900
Peabody Energy Corp. 7.375% 11/1/16	365,000	355,875
Vedanta Resources PLC 6.625% 2/22/10 (f)	915,000	832,650
		15,798,940
Paper - 1.8%
Cascades, Inc. 7.25% 2/15/13	810,000	457,650
Catalyst Paper Corp. 8.625% 6/15/11	730,000	339,450
Domtar Corp.:
5.375% 12/1/13	425,000	303,875
7.125% 8/15/15	1,545,000	1,104,675
7.875% 10/15/11	635,000	584,200
Georgia-Pacific Corp.:
7% 1/15/15 (f)	3,145,000	2,861,950
8.875% 5/15/31	945,000	718,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Graphic Packaging International, Inc. 8.5% 8/15/11	$ 595,000	$ 520,625
Rock-Tenn Co. 9.25% 3/15/16 (f)	640,000	617,600
		7,508,225
Publishing/Printing - 0.6%
Scholastic Corp. 5% 4/15/13	1,035,000	781,425
The Reader's Digest Association, Inc. 9% 2/15/17	1,245,000	99,600
TL Acquisitions, Inc.:
0% 7/15/15 (d)(f)	810,000	324,000
10.5% 1/15/15 (f)	2,750,000	1,416,250
		2,621,275
Railroad - 0.8%
Kansas City Southern Railway Co.:
8% 6/1/15	835,000	755,675
13% 12/15/13	490,000	508,375
TFM SA de CV 9.375% 5/1/12	2,015,000	1,914,250
		3,178,300
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	1,630,000	1,141,000
Services - 3.9%
ARAMARK Corp.:
6.6925% 2/1/15 (g)	2,790,000	2,259,900
8.5% 2/1/15	1,865,000	1,799,725
Ashtead Capital, Inc. 9% 8/15/16 (f)	1,200,000	720,000
Corrections Corp. of America 6.25% 3/15/13	1,020,000	991,950
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,068,700
Hertz Corp.:
8.875% 1/1/14	545,000	354,250
10.5% 1/1/16	610,000	314,150
Iron Mountain, Inc.:
6.625% 1/1/16	1,000,000	901,250
7.75% 1/15/15	1,030,000	1,023,563
8% 6/15/20	975,000	892,125
8.625% 4/1/13	1,510,000	1,504,338
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	290,000	198,650
JohnsonDiversey, Inc. 9.625% 5/15/12	125,000	106,250
Penhall International Corp. 12% 8/1/14 (f)	240,000	79,200
Rental Service Corp. 9.5% 12/1/14	825,000	523,875
United Rentals North America, Inc.:
7% 2/15/14	225,000	144,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.: - continued
7.75% 11/15/13	$ 150,000	$ 97,500
US Investigations Services, Inc.:
10.5% 11/1/15 (f)	745,000	581,100
11.75% 5/1/16 (f)	570,000	387,600
		15,948,126
Shipping - 1.3%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,455,000	851,175
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	205,000	145,806
8.75% 12/1/13	25,000	22,125
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,116,100
Teekay Corp. 8.875% 7/15/11	1,460,000	1,310,350
		5,445,556
Specialty Retailing - 0.7%
Dollar General Corp.:
10.625% 7/15/15	605,000	592,900
11.875% 7/15/17 pay-in-kind (g)	150,000	135,000
Michaels Stores, Inc. 10% 11/1/14	410,000	184,500
Sally Holdings LLC:
9.25% 11/15/14	820,000	754,400
10.5% 11/15/16	245,000	202,125
Staples, Inc. 9.75% 1/15/14	1,090,000	1,159,303
Yankee Acquisition Corp. 8.5% 2/15/15	150,000	72,000
		3,100,228
Steels - 1.1%
Evraz Group SA:
8.875% 4/24/13 (f)	375,000	228,750
9.5% 4/24/18 (f)	100,000	59,500
Steel Dynamics, Inc.:
6.75% 4/1/15	3,060,000	2,402,100
7.375% 11/1/12	2,060,000	1,833,400
		4,523,750
Super Retail - 0.9%
AutoNation, Inc. 7% 4/15/14	760,000	632,700
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	655,000	651,725
NBC Acquisition Corp. 11% 3/15/13	1,835,000	715,650
Nebraska Book Co., Inc. 8.625% 3/15/12	465,000	227,850
Sonic Automotive, Inc. 8.625% 8/15/13	455,000	182,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18	$ 170,000	$ 60,350
7.625% 8/1/11	2,580,000	1,057,800
		3,528,075
Technology - 2.5%
Amkor Technology, Inc.:
7.75% 5/15/13	60,000	34,800
9.25% 6/1/16	485,000	257,050
Celestica, Inc. 7.875% 7/1/11	1,435,000	1,334,550
Flextronics International Ltd.:
6.25% 11/15/14	335,000	257,950
6.5% 5/15/13	495,000	405,900
Jabil Circuit, Inc. 8.25% 3/15/18	1,770,000	1,345,200
Lucent Technologies, Inc.:
6.45% 3/15/29	2,500,000	875,000
6.5% 1/15/28	1,065,000	372,750
NXP BV:
3.8444% 10/15/13 (g)	1,540,000	338,800
7.875% 10/15/14	770,000	215,600
Seagate Technology HDD Holdings:
6.375% 10/1/11	715,000	482,625
6.8% 10/1/16	1,065,000	561,788
SS&C Technologies, Inc. 11.75% 12/1/13	55,000	48,400
SunGard Data Systems, Inc.:
9.125% 8/15/13	595,000	496,825
10.25% 8/15/15	595,000	416,500
Xerox Capital Trust I 8% 2/1/27	4,085,000	2,993,954
		10,437,692
Telecommunications - 11.3%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,990,000	1,761,150
Citizens Communications Co.:
6.25% 1/15/13	780,000	729,300
9% 8/15/31	1,005,000	748,725
Cricket Communications, Inc.:
9.375% 11/1/14	975,000	887,250
10% 7/15/15 (f)	1,270,000	1,181,100
Crown Castle International Corp. 9% 1/15/15	1,695,000	1,639,913
Digicel Group Ltd.:
8.875% 1/15/15 (f)	1,990,000	1,462,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (f)(g)	$ 1,055,000	$ 738,500
9.25% 9/1/12 (f)	4,095,000	3,685,500
Embarq Corp. 7.082% 6/1/16	875,000	778,750
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (f)	3,090,000	2,896,875
11.5% 6/15/16 (f)	1,235,000	1,148,550
Intelsat Ltd.:
6.5% 11/1/13	3,120,000	2,215,200
7.625% 4/15/12	3,840,000	3,033,600
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	3,480,000	3,201,600
8.875% 1/15/15 (f)	280,000	259,000
Level 3 Financing, Inc.:
6.845% 2/15/15 (g)	995,000	512,425
8.75% 2/15/17	690,000	441,600
9.25% 11/1/14	715,000	518,375
MetroPCS Wireless, Inc.:
9.25% 11/1/14	1,635,000	1,514,419
9.25% 11/1/14 (f)	815,000	752,856
Mobile Telesystems Finance SA 8% 1/28/12 (f)	1,301,000	1,099,345
Nextel Communications, Inc.:
5.95% 3/15/14	1,770,000	831,900
6.875% 10/31/13	1,920,000	931,200
7.375% 8/1/15	580,000	272,600
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)	2,385,000	1,478,700
Qwest Communications International, Inc. 7.5% 2/15/14	1,040,000	889,200
Qwest Corp.:
5.2463% 6/15/13 (g)	2,450,000	2,094,750
7.5% 10/1/14	2,705,000	2,461,550
7.625% 6/15/15	120,000	108,600
Sprint Capital Corp.:
6.875% 11/15/28	1,105,000	627,088
7.625% 1/30/11	1,000,000	832,500
Sprint Nextel Corp. 6% 12/1/16	960,000	643,200
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	1,185,000	1,084,275
U.S. West Communications:
6.875% 9/15/33	905,000	624,450
7.5% 6/15/23	2,150,000	1,612,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)	$ 1,100,000	$ 794,750
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)	425,000	269,875
		46,763,821
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 5.6975% 12/15/14 (f)(g)	1,155,000	866,250
Levi Strauss & Co.:
8.875% 4/1/16	785,000	604,450
9.75% 1/15/15	1,265,000	1,037,300
		2,508,000
TOTAL NONCONVERTIBLE BONDS		349,653,532
TOTAL CORPORATE BONDS (Cost $435,121,770)		352,583,017
Common Stocks - 0.5%
	Shares
Gaming - 0.5%
Las Vegas Sands Corp. unit (a) (Cost $2,600,000)	26,000	2,223,000
Convertible Preferred Stocks - 0.2%

Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $1,134,424)	23,000	817,190
Floating Rate Loans - 8.4%
	Principal Amount
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.6863% 4/30/14 (g)	$ 1,000,000	485,000
Northwest Airlines, Inc. term loan 2.39% 12/31/10 (g)	298,322	252,082
Floating Rate Loans - continued
	Principal Amount	Value
Air Transportation - continued
United Air Lines, Inc. Tranche B, term loan 2.4192% 2/1/14 (g)	$ 561,034	$ 297,348
US Airways Group, Inc. term loan 2.9113% 3/23/14 (g)	465,000	209,250
		1,243,680
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.3643% 12/27/14 (g)	917,412	426,597
Tranche C, term loan 2.3017% 12/27/15 (g)	710,257	330,269
Ford Motor Co. term loan 5% 12/15/13 (g)	1,745,000	628,200
General Motors Corp. term loan 2.7844% 11/29/13 (g)	1,538,511	676,945
Lear Corp. term loan 3.4071% 4/25/12 (g)	880,000	387,200
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.14% 4/30/14 (g)	2,180,000	1,613,200
		4,062,411
Broadcasting - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (g)	445,000	233,625
VNU, Inc. term loan 3.8835% 8/9/13 (g)	683,254	551,727
		785,352
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.4421% 3/6/14 (g)	1,103,850	838,926
CSC Holdings, Inc. Tranche B, term loan 2.0831% 3/31/13 (g)	1,854,299	1,668,870
Insight Midwest Holdings LLC Tranche B, term loan 2.45% 4/6/14 (g)	1,550,000	1,193,500
		3,701,296
Capital Goods - 0.2%
Dresser, Inc.:
Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (g)	2,250,000	900,000
Tranche B 1LN, term loan 4.4066% 5/4/14 (g)	164,998	119,211
		1,019,211
Containers - 0.3%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (g)	1,513,143	1,271,040
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 5.7088% 12/15/14 (g)	170,000	105,400
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4094% 3/30/12 (g)	$ 250,608	$ 150,365
term loan 4.4588% 3/30/14 (g)	1,786,809	1,072,086
NRG Energy, Inc.:
term loan 2.6602% 2/1/13 (g)	264,195	243,059
Credit-Linked Deposit 2.8588% 2/1/13 (g)	130,020	119,619
		1,585,129
Entertainment/Film - 0.3%
AMC Entertainment, Inc. term loan 5.0088% 1/26/13 (g)	80,000	71,600
Zuffa LLC term loan 2.4375% 6/19/15 (g)	1,852,047	1,259,392
		1,330,992
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 9.72% 8/6/12 (g)	1,200,000	600,000
Harrah's Entertainment, Inc. Tranche B3, term loan 4.2589% 1/28/15 (g)	375,000	230,625
Las Vegas Sands LLC:
term loan 2.16% 5/23/14 (g)	155,486	74,633
Tranche B, term loan 2.16% 5/23/14 (g)	737,252	353,881
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (g)	115,331	65,739
2.66% 5/26/13 (g)	199,669	113,811
		1,438,689
Healthcare - 1.4%
Community Health Systems, Inc.:
term loan 4.4454% 7/25/14 (g)	3,319,935	2,805,345
Tranche DD, term loan 2.9479% 7/25/14 (g)	169,840	143,514
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (g)	2,408,633	1,993,144
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (g)	1,030,184	654,167
		5,596,170
Homebuilding/Real Estate - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (g)	101,697	60,001
Tranche B, term loan 5.7063% 10/10/13 (g)	377,733	222,862
Tranche DD, term loan 4.6731% 10/10/13 (g)	428,914	250,915
		533,778
Floating Rate Loans - continued
	Principal Amount	Value
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.1016% 12/20/12 (g)	$ 2,209,235	$ 1,910,988
Publishing/Printing - 0.1%
Newsday LLC term loan 9.75% 8/1/13	125,000	110,000
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (g)	385,000	246,400
		356,400
Services - 0.2%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (g)	50,177	43,529
term loan 3.3338% 1/26/14 (g)	789,823	685,171
Penhall International Corp. term loan 12.2875% 4/1/12 pay-in-kind (g)	952,974	285,892
		1,014,592
Specialty Retailing - 0.3%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (g)	2,200,389	1,342,237
Super Retail - 0.3%
Dollar General Corp. Tranche B1, term loan 3.5429% 7/6/14 (g)	1,345,000	1,136,525
Technology - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (g)	867,785	551,043
Tranche B-A1, term loan 3.3444% 10/1/14 (g)	199,329	126,574
Kronos, Inc.:
Tranche 1LN, term loan 3.7088% 6/11/14 (g)	1,237,392	841,427
Tranche 2LN, term loan 7.2088% 6/11/15 (g)	1,250,000	562,500
SunGard Data Systems, Inc. term loan 3.7072% 2/28/14 (g)	837,863	653,533
		2,735,077
Telecommunications - 0.6%
Digicel International Finance Ltd. term loan 4% 3/30/12 (g)	1,635,000	1,357,050
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (g)	400,000	290,000
MetroPCS Wireless, Inc. Tranche B, term loan 4.4858% 11/3/13 (g)	837,857	731,030
		2,378,080
Textiles & Apparel - 0.3%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (g)	120,000	99,600
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - continued
Hanesbrands, Inc.: - continued
Tranche B 1LN, term loan 5.19% 9/5/13 (g)	$ 379,302	$ 347,061
Levi Strauss & Co. term loan 2.5831% 4/4/14 (g)	1,375,000	783,750
		1,230,411
TOTAL FLOATING RATE LOANS (Cost $43,164,660)		34,777,458
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 0.78% (b) (Cost $25,983,658)	25,983,658	25,983,658
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $508,004,512)		416,384,323
NET OTHER ASSETS - (0.8)%		(3,452,320)
NET ASSETS - 100%		$ 412,932,003
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,053,116 or 15.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,427
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 416,384,323	$ 25,983,658	$ 385,875,228	$ 4,525,437
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(13,137)
Total Unrealized Gain (Loss)	(1,054,409)
Cost of Purchases	2,700,000
Proceeds of Sales	(86,863)
Amortization/Accretion	1,988
Transfer in/out of Level 3	2,977,858
Ending Balance	$ 4,525,437

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $506,217,244. Net unrealized depreciation aggregated $89,832,921, of which $7,185,436 related to appreciated investment securities and $97,018,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813029.104

FAV-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.1%
ArvinMeritor, Inc.	12,900	$ 22,575
Gentex Corp.	10,051	84,328
Johnson Controls, Inc.	24,772	309,898
The Goodyear Tire & Rubber Co. (a)	52,900	326,393
		743,194
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	1,300	30,974
Fiat SpA	5,979	29,357
Harley-Davidson, Inc.	1,996	24,311
Renault SA	4,655	90,350
Winnebago Industries, Inc.	23,991	132,670
		307,662
Diversified Consumer Services - 1.6%
Brinks Home Security Holdings, Inc. (a)	4,391	100,422
H&R Block, Inc.	43,600	903,828
Hillenbrand, Inc.	3,841	71,020
Service Corp. International	17,500	79,625
		1,154,895
Hotels, Restaurants & Leisure - 3.3%
Aristocrat Leisure Ltd.	3	7
Brinker International, Inc.	39,630	434,741
Burger King Holdings, Inc.	12,400	275,900
Carnival Corp. unit	23,400	425,646
Darden Restaurants, Inc.	2,915	76,431
Penn National Gaming, Inc. (a)	19,091	356,047
Royal Caribbean Cruises Ltd. (d)	36,460	236,625
Starwood Hotels & Resorts Worldwide, Inc.	9,750	147,420
Vail Resorts, Inc. (a)(d)	4,700	109,604
WMS Industries, Inc. (a)	7,281	161,784
Wyndham Worldwide Corp.	13,600	83,368
		2,307,573
Household Durables - 5.2%
Black & Decker Corp.	17,305	500,288
Centex Corp.	34,300	291,893
Ethan Allen Interiors, Inc.	26,800	305,252
Jarden Corp. (a)(d)	19,100	199,213
KB Home	6,600	70,422
La-Z-Boy, Inc.	13,300	12,901
Leggett & Platt, Inc. (d)	41,700	520,833
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	23,500	$ 189,880
Pulte Homes, Inc.	18,100	183,715
Sealy Corp., Inc.	29,800	55,130
Tempur-Pedic International, Inc. (d)	18,500	129,500
The Stanley Works	25,160	786,502
Whirlpool Corp.	13,300	444,619
		3,690,148
Leisure Equipment & Products - 0.7%
Brunswick Corp.	44,630	124,071
Eastman Kodak Co.	54,620	247,429
Pool Corp. (d)	7,600	120,460
		491,960
Media - 2.8%
Cinemark Holdings, Inc.	16,787	132,785
Comcast Corp. Class A (special) (non-vtg.)	10,900	151,292
Discovery Communications, Inc. Class C (a)	20,649	296,933
Lamar Advertising Co. Class A (a)(d)	11,544	104,011
Live Nation, Inc. (a)	14,762	77,205
Omnicom Group, Inc.	6,909	178,874
Regal Entertainment Group Class A	16,962	170,298
Scripps Networks Interactive, Inc. Class A	22,061	473,650
The Walt Disney Co.	5,400	111,672
Virgin Media, Inc.	33,914	153,970
WPP PLC	19,700	110,857
		1,961,547
Multiline Retail - 0.2%
Macy's, Inc.	19,200	171,840
Specialty Retail - 4.9%
Advance Auto Parts, Inc.	7,700	252,021
AnnTaylor Stores Corp. (a)	20,883	102,744
Asbury Automotive Group, Inc.	17,553	62,840
AutoNation, Inc. (a)(d)	13,300	123,424
AutoZone, Inc. (a)	4,000	531,560
Best Buy Co., Inc.	2,200	61,644
Group 1 Automotive, Inc.	12,939	129,002
OfficeMax, Inc.	38,115	210,014
PetSmart, Inc. (d)	37,624	706,202
Pier 1 Imports, Inc. (a)	27,875	9,756
Sherwin-Williams Co.	5,200	248,300
Staples, Inc.	28,024	446,703
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Talbots, Inc. (d)	11,360	$ 23,061
The Men's Wearhouse, Inc.	6,700	78,055
Williams-Sonoma, Inc.	57,051	451,844
		3,437,170
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	51,304	112,869
VF Corp.	5,800	324,916
		437,785
TOTAL CONSUMER DISCRETIONARY		14,703,774
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Anheuser-Busch InBev NV	9,200	234,515
Carlsberg AS:
Series A (d)	2,225	80,990
Series B	2,050	68,284
		383,789
Food & Staples Retailing - 1.8%
Safeway, Inc.	5,200	111,436
SUPERVALU, Inc.	20,400	357,816
Sysco Corp.	28,800	641,952
Winn-Dixie Stores, Inc. (a)	11,357	156,045
		1,267,249
Food Products - 0.5%
Cermaq ASA	11,200	42,677
Marine Harvest ASA (a)(d)	482,000	104,355
Tyson Foods, Inc. Class A	21,725	192,266
		339,298
Household Products - 0.3%
Energizer Holdings, Inc. (a)	4,600	219,098
Personal Products - 0.8%
Avon Products, Inc.	28,500	582,825
TOTAL CONSUMER STAPLES		2,792,259
ENERGY - 7.5%
Energy Equipment & Services - 2.5%
BJ Services Co.	16,613	182,743
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	2,500	$ 68,400
IHS, Inc. Class A (a)	7,650	335,070
Nabors Industries Ltd. (a)	11,760	128,772
National Oilwell Varco, Inc. (a)	11,333	299,645
Noble Corp.	1,287	34,942
Patterson-UTI Energy, Inc.	14,500	138,620
Pride International, Inc. (a)	5,700	91,884
Smith International, Inc.	10,700	242,890
Weatherford International Ltd. (a)	22,674	250,094
		1,773,060
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	4,900	79,968
Cabot Oil & Gas Corp.	19,200	527,808
Canadian Natural Resources Ltd.	6,400	229,144
Chesapeake Energy Corp.	7,100	112,251
Copano Energy LLC	9,144	141,183
EOG Resources, Inc.	6,800	460,836
EXCO Resources, Inc. (a)	19,900	201,786
Foundation Coal Holdings, Inc.	5,525	89,616
Hess Corp.	9,550	531,076
Petrohawk Energy Corp. (a)	11,200	220,752
Plains Exploration & Production Co. (a)	3,300	69,696
Southwestern Energy Co. (a)	7,800	246,870
Suncor Energy, Inc.	14,200	272,335
Ultra Petroleum Corp. (a)	10,500	376,215
		3,559,536
TOTAL ENERGY		5,332,596
FINANCIALS - 16.9%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	1,700	34,255
Bank of New York Mellon Corp.	23,127	595,289
Fortress Investment Group LLC (d)	20,732	31,098
Janus Capital Group, Inc.	11,000	57,750
T. Rowe Price Group, Inc.	5,241	144,547
TD Ameritrade Holding Corp. (a)	21,752	244,492
		1,107,431
Commercial Banks - 3.4%
Associated Banc-Corp.	13,291	208,004
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Boston Private Financial Holdings, Inc.	11,505	$ 54,189
Comerica, Inc.	3,700	61,642
Fifth Third Bancorp	48,000	114,720
KeyCorp	49,900	363,272
M&T Bank Corp.	400	15,564
Marshall & Ilsley Corp.	11,700	66,807
PNC Financial Services Group, Inc.	9,400	305,688
Prosperity Bancshares, Inc.	2,300	62,215
Regions Financial Corp.	8,100	28,026
Susquehanna Bancshares, Inc., Pennsylvania	3,512	38,632
TCF Financial Corp.	7,400	91,686
U.S. Bancorp, Delaware	14,400	213,696
UCBH Holdings, Inc.	15,789	36,788
Wells Fargo & Co.	19,642	371,234
Zions Bancorp (d)	26,358	393,261
		2,425,424
Consumer Finance - 1.1%
American Express Co.	14,123	236,278
Capital One Financial Corp.	26,700	422,928
Discover Financial Services	20,153	144,094
		803,300
Diversified Financial Services - 1.6%
Bank of America Corp.	41,178	270,951
CIT Group, Inc. (d)	37,836	105,562
JPMorgan Chase & Co.	28,114	717,188
		1,093,701
Insurance - 2.9%
Everest Re Group Ltd.	2,588	163,044
Loews Corp.	15,260	372,344
Marsh & McLennan Companies, Inc.	32,469	627,626
MBIA, Inc.	17,390	67,125
MetLife, Inc.	3,000	86,190
PartnerRe Ltd.	4,000	262,120
Principal Financial Group, Inc.	3,516	58,330
Unum Group	1,900	26,904
Willis Group Holdings Ltd.	12,400	307,024
XL Capital Ltd. Class A	23,700	68,730
		2,039,437
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 4.6%
Alexandria Real Estate Equities, Inc.	7,100	$ 421,314
Camden Property Trust (SBI)	7,800	205,608
CapitalSource, Inc. (d)	30,853	112,305
Corporate Office Properties Trust (SBI)	3,100	81,778
Developers Diversified Realty Corp.	12,200	58,560
Digital Realty Trust, Inc. (d)	11,800	376,420
General Growth Properties, Inc.	27,919	18,147
HCP, Inc. (d)	20,200	471,468
Highwoods Properties, Inc. (SBI)	12,930	291,701
ProLogis Trust	22,726	227,487
SL Green Realty Corp.	4,300	67,553
Tanger Factory Outlet Centers, Inc. (d)	4,810	145,743
The Macerich Co. (d)	11,700	172,458
Vornado Realty Trust	11,720	595,493
		3,246,035
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	21,500	115,885
CB Richard Ellis Group, Inc. Class A (a)	45,389	163,400
The St. Joe Co. (a)(d)	4,000	96,200
		375,485
Thrifts & Mortgage Finance - 1.2%
Hudson City Bancorp, Inc.	24,500	284,200
New York Community Bancorp, Inc.	31,900	422,675
Washington Federal, Inc.	10,234	125,674
		832,549
TOTAL FINANCIALS		11,923,362
HEALTH CARE - 4.2%
Biotechnology - 0.2%
Cephalon, Inc. (a)(d)	433	33,419
Cubist Pharmaceuticals, Inc. (a)	4,746	101,612
		135,031
Health Care Equipment & Supplies - 0.3%
Cooper Companies, Inc.	3,752	71,175
Covidien Ltd.	600	23,004
Hill-Rom Holdings, Inc.	8,270	116,442
		210,621
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	2,377	$ 86,333
Brookdale Senior Living, Inc.	20,249	137,693
Community Health Systems, Inc. (a)	12,440	231,882
Emeritus Corp. (a)	8,604	71,155
HealthSouth Corp. (a)(d)	30,193	300,118
Henry Schein, Inc. (a)	8,446	316,134
McKesson Corp.	6,000	265,200
Universal Health Services, Inc. Class B	13,470	509,840
VCA Antech, Inc. (a)	7,769	146,213
		2,064,568
Health Care Technology - 0.6%
IMS Health, Inc.	28,689	416,564
Pharmaceuticals - 0.2%
Sepracor, Inc. (a)	6,900	104,880
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,544	63,999
		168,879
TOTAL HEALTH CARE		2,995,663
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.8%
Heico Corp. Class A	8,982	261,286
Honeywell International, Inc.	8,340	273,635
		534,921
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	12,400	526,876
Airlines - 0.2%
Delta Air Lines, Inc. (a)	17,400	120,060
Building Products - 1.0%
Masco Corp.	51,770	404,841
Owens Corning (a)	22,240	296,682
		701,523
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	37,893	72,755
Cintas Corp.	6,300	143,325
Consolidated Graphics, Inc. (a)	6,698	107,905
R.R. Donnelley & Sons Co.	36,849	359,278
Republic Services, Inc.	35,473	917,332
		1,600,595
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Dycom Industries, Inc. (a)	32,930	$ 224,253
URS Corp. (a)	6,290	214,175
		438,428
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	7,424	199,780
Sunpower Corp. Class B (a)	5,126	135,429
		335,209
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	2,920	30,280
Machinery - 3.7%
Albany International Corp. Class A	15,739	157,547
Briggs & Stratton Corp.	15,980	236,344
Cummins, Inc.	11,534	276,585
Eaton Corp.	6,050	266,321
Illinois Tool Works, Inc.	21,400	698,924
Ingersoll-Rand Co. Ltd. Class A	17,700	286,917
Navistar International Corp. (a)	7,400	224,738
Pentair, Inc.	18,000	411,660
Wabash National Corp.	10,163	28,660
		2,587,696
Marine - 0.0%
Alexander & Baldwin, Inc.	1,500	33,060
Professional Services - 0.8%
Experian PLC	18,400	115,296
Manpower, Inc.	9,020	256,709
Monster Worldwide, Inc. (a)(d)	20,940	192,857
		564,862
Road & Rail - 1.5%
Canadian National Railway Co.	7,310	256,239
Con-way, Inc.	21,650	476,950
Ryder System, Inc.	10,000	337,800
		1,070,989
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	10,401	132,405
W.W. Grainger, Inc.	3,100	226,145
WESCO International, Inc. (a)	3,900	71,838
		430,388
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	20,348	$ 83,834
TOTAL INDUSTRIALS		9,058,721
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.7%
Corning, Inc.	22,000	222,420
Motorola, Inc.	64,450	285,514
		507,934
Computers & Peripherals - 1.4%
Gemalto NV (a)	3,630	89,278
NCR Corp. (a)	35,800	449,290
NetApp, Inc. (a)	30,000	444,900
Seagate Technology	6,800	25,772
		1,009,240
Electronic Equipment & Components - 5.3%
Agilent Technologies, Inc. (a)	40,000	723,200
Arrow Electronics, Inc. (a)	47,682	909,296
Avnet, Inc. (a)	51,253	1,015,837
Flextronics International Ltd. (a)	129,270	337,395
Itron, Inc. (a)(d)	4,187	273,411
Tyco Electronics Ltd.	35,612	504,266
		3,763,405
Internet Software & Services - 1.2%
eBay, Inc. (a)	3,900	46,878
VeriSign, Inc. (a)	23,402	451,893
Yahoo!, Inc. (a)	27,700	324,921
		823,692
IT Services - 2.4%
Accenture Ltd. Class A	10,100	318,756
Lender Processing Services, Inc.	14,402	373,300
The Western Union Co.	47,632	650,653
Visa, Inc.	6,600	325,710
		1,668,419
Office Electronics - 1.1%
Xerox Corp.	119,370	792,617
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	54,300	508,791
ASML Holding NV (NY Shares)	27,155	449,144
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	101,931	$ 463,786
Integrated Device Technology, Inc. (a)	20,727	118,973
Lam Research Corp. (a)	2,700	54,567
Maxim Integrated Products, Inc.	22,300	295,029
Micron Technology, Inc. (a)	51,663	192,186
MKS Instruments, Inc. (a)	13,352	187,596
National Semiconductor Corp.	68,400	693,576
Standard Microsystems Corp. (a)	10,853	150,314
Varian Semiconductor Equipment Associates, Inc. (a)	10,200	194,208
		3,308,170
Software - 1.2%
CA, Inc.	18,489	332,617
Electronic Arts, Inc. (a)	19,900	307,256
Misys PLC	49,082	82,892
Parametric Technology Corp. (a)	11,600	104,400
THQ, Inc. (a)	5,940	23,463
		850,628
TOTAL INFORMATION TECHNOLOGY		12,724,105
MATERIALS - 6.0%
Chemicals - 2.2%
Albemarle Corp.	15,323	340,937
Arkema sponsored ADR	7,382	103,717
Ashland, Inc.	2,900	23,258
Celanese Corp. Class A	5,700	60,705
Chemtura Corp.	94,604	70,953
FMC Corp.	4,300	191,866
Georgia Gulf Corp.	4,600	4,324
H.B. Fuller Co.	15,600	217,932
Lubrizol Corp.	9,739	332,295
PPG Industries, Inc.	1,295	48,666
Solutia, Inc. (a)	13,740	53,723
W.R. Grace & Co. (a)	12,100	69,817
		1,518,193
Construction Materials - 0.3%
Vulcan Materials Co. (d)	3,463	171,280
Containers & Packaging - 1.7%
Ball Corp.	12,210	468,131
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	26,315	$ 499,985
Rock-Tenn Co. Class A	7,999	249,329
		1,217,445
Metals & Mining - 1.8%
Alcoa, Inc.	20,170	157,124
Barrick Gold Corp.	5,700	214,543
Commercial Metals Co.	13,500	155,250
Eldorado Gold Corp. (a)	6,900	54,036
Goldcorp, Inc.	1,600	47,405
Lihir Gold Ltd. (a)	50,664	100,540
Newcrest Mining Ltd.	7,790	151,018
Newmont Mining Corp.	5,800	230,724
Randgold Resources Ltd. sponsored ADR	4,200	186,732
		1,297,372
TOTAL MATERIALS		4,204,290
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	160	4,342
Qwest Communications International, Inc. (d)	151,700	488,474
Telefonica SA	1,000	17,727
Telenor ASA	1,800	11,782
Vimpel Communications sponsored ADR	1,300	7,917
		530,242
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	60,600	147,258
TOTAL TELECOMMUNICATION SERVICES		677,500
UTILITIES - 7.1%
Electric Utilities - 4.8%
Allegheny Energy, Inc.	22,700	754,548
American Electric Power Co., Inc.	13,900	435,765
Entergy Corp.	10,070	768,945
Exelon Corp.	11,050	599,131
FirstEnergy Corp.	11,000	549,890
PPL Corp.	8,188	251,044
		3,359,323
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	30,930	$ 244,656
NRG Energy, Inc. (a)	25,400	593,344
Reliant Energy, Inc. (a)	36,710	186,854
		1,024,854
Multi-Utilities - 0.9%
CMS Energy Corp.	15,400	180,950
Sempra Energy	9,773	428,448
		609,398
TOTAL UTILITIES		4,993,575
TOTAL COMMON STOCKS (Cost $135,499,443)		69,405,845
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.7%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	3,800	69,954
Commercial Banks - 0.4%
Fifth Third Bancorp 8.50%	1,500	52,515
Huntington Bancshares, Inc. 8.50%	400	175,376
KeyCorp Series A, 7.75%	400	25,896
UCBH Holdings, Inc. Series B, 8.50%	90	49,516
		303,303
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	5,100	97,410
TOTAL FINANCIALS		470,667
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	100	74,010
TOTAL CONVERTIBLE PREFERRED STOCKS		544,677
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Fiat SpA	9,849	$ 28,403
TOTAL PREFERRED STOCKS (Cost $1,243,058)		573,080
Investment Companies - 0.1%

Ares Capital Corp. (Cost $355,674)	22,984	108,255
Convertible Bonds - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36	$ 700,000	164,570
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	142,000	47,248
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	40,000	44,544
TOTAL CONVERTIBLE BONDS (Cost $551,988)		256,362
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.78% (b)	392,757	$ 392,757
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	5,192,623	5,192,623
TOTAL MONEY MARKET FUNDS (Cost $5,585,380)		5,585,380
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $143,235,543)		75,928,922
NET OTHER ASSETS - (7.5)%		(5,324,619)
NET ASSETS - 100%		$ 70,604,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,248 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,260
Fidelity Securities Lending Cash Central Fund	28,940
Total	$ 31,200
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 75,928,922	$ 74,997,120	$ 931,802	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $143,847,458. Net unrealized depreciation aggregated $67,918,536, of which $1,520,652 related to appreciated investment securities and $69,439,188 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009